UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-manager series trust

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

PFM MULTI-MANAGER SERIES TRUST
SEMI-ANNUAL REPORT
MARCH 31, 2023

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at https://mmst.pfmam.com

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedules of investments with the SEC for the last month of the Trust’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at https://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Semi-Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) and the Trust’s PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (“International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (“Fixed Income Fund”) (each a “Fund” and, collectively, the “Funds”), for the six months ended March 31, 2023.
The semi-annual period ending March 31, 2023 saw capital markets recover some of the losses of 2022. Equities saw a multi month rally that took the S&P 500 from 3,585 to 4,109. Bonds also saw better performance as the rate on 10-year Treasuries fell from 3.8% to 3.5%. Within the fixed income market, credit began to recover as spreads tightened. Commodities, on the other hand, continued to give up the gains they achieved in the first half of 2022. While a multi-asset class portfolio delivered healthy gains, the semi-annual period did end on a sour note due to the failure of Silicon Valley Bank (“SVB”) and investor concerns over the health of the banking sector. SVB was somewhat unique in that over 90% of its deposits were above the FDIC insured limit of $250,000 and many of its customers were startup companies in the technology and healthcare sectors. When it reported that it saw unrealized losses on its bond portfolio due to the Federal Reserve (“Fed”) aggressive tightening of monetary policy, it experienced a classic “run on the bank.” Contagion to other banks, especially small and mid-size banks, was short-lived as regulators immediately stepped in, insuring all deposits at SVB and offering liquidity to any bank that needed it, accepting collateral valued at par rather than market value. With concerns over the banking sector easing, equities and credit markets began to stabilize.
Despite pessimism that a recession may be just around the corner, the global and U.S. economy continued to grow. For the first quarter of 2023, the U.S. economy grew at a rate of 1.1% annualized. Adjusting for inventory drawdown, the growth rate in the first quarter was very healthy. While the U.S. economy defied expectations for a recession due to aggressive monetary policy, we would note that the healthy growth in the first quarter occurred mostly before the failure of SVB, which took place in mid-March. Due to concerns over a slowing economy, possible additional deposit outflows and possible losses in their commercial real estate loan portfolios, banks may further tighten lending standards. Tighter lending standards combined with continuing tightening of monetary policy by the Fed may tip the economy into a meaningful recession in the second half of 2023. As inflation continues to moderate and the Fed nears the end of rate increases, our base case remains that the U.S. economy is on track for a “soft landing”, but we do recognize that the probability of recession is elevated.
In addition to concerns over issues in the banking sector and possible policy errors by the Fed, the global economy continues to face geopolitical risks, including Russia’s ongoing invasion of Ukraine, a more assertive China, and North Korea continuing to build its nuclear program among other risks. In addition to geopolitical risks, the U.S. debt-ceiling conundrum further adds to the risks faced by the U.S. economy. The issue is more contentious than normal and even more uncertain than the 2011 debt-ceiling crisis where the U.S. credit rating was downgraded by rating agencies. Republicans have a small majority in the House and the Speaker has limited room for negotiations. On the Democratic side, President Biden has indicated that he wants a “clean bill” raising the debt ceiling and that any discussions about spending limits are to be separate. The so-called “X date” (when the U.S. Treasury will no longer be able to pay all obligations in full without delay) fluctuates between June and August. The Republicans have put forth a plan that raises the debt ceiling while reducing future spending, which is very unlikely to be approved by the Democratically controlled Senate. Similar to 2011, we may not get an agreement until the last moment. In 2011, both equities and credit markets saw significant volatility and declines prior to final agreement. We may see the same in 2023.
As a result of the significant decline in equity prices in 2022, equity valuations are not stretched at current levels. While analysts have reduced their estimates for corporate profits in 2023 due to pressure on margins, the trajectory of interest rates for the rest of 2023 and 2024 will likely have a significant impact on equity prices. The Fed is expected to end hiking rates and possibly lower rates later in 2023. If rates do come down, it would likely drive equity prices higher as valuations expanded even in the face of lower profits. Lower interest rates, provided the economy avoids a recession and default rates remain low, would also benefit credit markets as spreads continue to tighten. Capital markets are likely to continue to remain volatile as various risks are currently elevated. While we expect capital markets to remain volatile, if we avoid a recession, we believe that equities, credit and other economically sensitive asset classes are likely to continue to recover the losses they suffered in 2022.
While nominal wage growth has been robust as companies faced labor shortages, adjusted for inflation, the average consumer has seen living standards and net worth deteriorate. Negative real wage growth combined with a saving rate that has declined from the pandemic high, means the U.S. consumer, while currently in good financial position, may come under pressure later in the year. The labor market remains strong with a historically low unemployment rate, but we are beginning to see cracks, with rising jobless claims, lower job openings and fewer workers quitting their jobs.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   1

Corporate profit margins, after rising during the pandemic, are now coming under pressure as input costs are rising faster than companies are able to raise prices as consumers began to rebel against continuing higher prices. While we still believe the U.S. economy may avoid a recession, the less favorable macro-economic backdrop has increased the risk of recession later in 2023 or 2024.
Similar to the U.S., international economies are stabilizing from the headwinds they saw in 2022. China, the second largest economy behind the U.S., ended its zero covid policy in late 2022. As a result, and further helped by other policy actions, China’s growth rate has materially improved. The EuroZone managed to avoid a recession in 2022 and grew modestly in the first quarter of 2023. Emerging Markets ex-China is also seeing stabilizing growth. While various economic forecasters such as the IMF and OECD expect the global economy to slow in 2023, they are not predicting a recession and expect growth rates to improve in 2024.
Capital markets may see continuing volatility through the rest of 2023. The Fed aggressively raised rates. As a result, we have already seen difficulties emerge in the banking sector. Commercial real estate (“CRE”), especially the office sector, continues to face challenges and we are seeing rising defaults for CRE loans. The nation’s fiscal position remains uncertain with rising debt levels, both in absolute terms and as a percent of the economy. Given higher debt and interest rates, interest payment on the national debt will likely increase as a percent of the federal budget. Various entitlement programs such as Social Security and Medicare are likely to face challenges over the next 10 years if they remain in their current form. However, with interest rates meaningfully higher than over the past few years leading to the worst bond market in history in 2022, going forward, fixed income returns are likely higher than what we expected 12 months ago. After the bear market of 2022, equity markets are also better valued relative to the beginning of 2022. So, while the challenges we face are formidable, it is our view that investors are likely to see improving returns in most asset classes.
Respectfully,
PFM Asset Management LLC
May 3, 2023
2   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The Domestic Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2023: Aristotle Atlantic Partners LLC, Champlain Investment Partners LLC, Jacobs Levy Equity Management, Inc., Nuance Investments, LLC, and Vaughan Nelson Investment Management, L.P. The Fund also held a position in the Vanguard Total Stock Market ETF.
For the six months ending March 31, 2023, the Domestic Equity Fund returned 14.32%, underperforming the Russell 3000 Index benchmark return of 14.88% for the same period. The underperformance was largely due to the allocations to Champlain Investment Partners LLC and Aristotle Atlantic Partners LLC. Nuance Investments, LLC, Vaughan Nelson Investment Management, L.P. and Jacobs Levy Equity Management, Inc. outperformed their respective benchmarks during this time.
	Fund Assets Managed As of 3/31/23
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Atlantic Partners LLC	7.3	68.5	Active U.S. All-Cap
Champlain Investment Partners LLC	3.0	27.8	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	11.1	103.2	Active U.S. Small-Cap
Nuance Investments, LLC	7.5	70.0	Active U.S. All-Cap
Vaughan Nelson Investment Management, L.P.	10.5	98.2	Active U.S. All-Cap

Note: Fund Assets % column does not add up to 100% due to assets invested in the Vanguard Total Stock Market ETF, Fund level cash and rounding differences.
Sector Diversification	%
Communication Services	6.0
Consumer Discretionary	9.5
Consumer Staples	7.4
Energy	3.4
Financials	11.9
Health Care	15.0
Industrials	11.1
Information Technology	24.1
Materials	4.0
Real Estate	3.1
Utilities	3.0
Cash Equivalents and Other	1.4

Note: Percentages above are inclusive of underlying exposures within the Vanguard Total Stock Market ETF and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.

PFM Multi-Manager International Equity Fund Review
The International Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2023: Acadian Asset Management LLC, Aristotle Capital Management, LLC, Kayne Anderson Rudnick Investment Management, LLC, Ninety One North America, Inc., Schroder Investment Management North America Inc. and WCM Investment Management, LLC. The Fund also held positions in the iShares Core MSCI Total International Stock ETF and, through sub-advisor sleeves, the iShares MSCI India ETF.
For the six months ending March 31, 2023, the International Equity Fund returned 21.59%, underperforming the MSCI All Country World ex-U.S. Index benchmark return of 22.13% for the same period. Active managers within international developed markets — Acadian Asset Management LLC and Aristotle Capital Management, LLC — detracted the most relative to their benchmarks while WCM Investment Management, LLC, Kayne Anderson Rudnick Investment
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   3

Management, LLC and Schroder Investment Management North America Inc. outperformed their respective benchmarks.
	Fund Assets Managed As of 3/31/23
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management LLC	12.4	90.7	Active International Developed Markets
Aristotle Capital Management, LLC	12.7	92.6	Active International Developed Markets
Kayne Anderson Rudnick Investment Management, LLC	1.0	7.2	Active International Small-Cap
Ninety One North America, Inc.	14.8	108.0	Active Total International Markets
Schroder Investment Management North America Inc.	9.7	70.8	Active Emerging Markets
WCM Investment Management, LLC	9.4	68.3	Active Total International Markets

Note: Fund Assets % column does not add up to 100% due to assets invested in the iShares Core MSCI Total International Stock ETF and the iShares MSCI India ETF, as well as Fund level cash and rounding differences.
Region Diversification	%
Europe & Middle East ex-UK	35.8
UK	9.5
Pacific ex-Japan	9.4
Japan	12.4
North America	6.6
EM Europe, Middle East & Africa	2.4
EM Asia	18.1
EM Latin America	3.2
Cash Equivalents and Other	2.6
Sector Diversification	%
Communication Services	4.6
Consumer Discretionary	13.8
Consumer Staples	7.1
Energy	4.9
Financials	16.8
Health Care	9.3
Industrials	15.1
Information Technology	15.2
Materials	7.5
Real Estate	1.6
Utilities	1.4
Cash Equivalents and Other	2.6

Note: Percentages above are inclusive of underlying exposures within the iShares Core MSCI Total International Stock ETF and the iShares MSCI India ETF and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.
PFM Multi-Manager Fixed-Income Fund Review
The Fixed Income Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following separate account sub-advisers as of March 31, 2023: Brown Brothers Harriman & Co., PineBridge Investments LLC, PGIM, Inc. and Teachers Advisors, LLC (“TAL”). The Fund also held positions in the BrandywineGLOBAL High Yield Fund, the iShares Core U.S. Aggregate Bond ETF and the MainStay MacKay High Yield Corporate Bond Fund.
For the six months ending March 31, 2023, the Fixed Income Fund returned 4.73%, underperforming the Bloomberg U.S. Aggregate Index benchmark return of 4.89% for the same period. The underperformance was mainly due to the allocation to Teachers Advisors, LLC and the allocation to structured credit (Brown Brothers Harriman & Co.). The allocation to corporate credit, both from investment grade (PineBridge Investment LLC) and the high yield mutual funds, was additive to relative returns.
	Fund Assets Managed As of 3/31/23
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	8.4	91.7	Active Securitized Assets
PineBridge Investments LLC	5.6	60.6	Active Investment Grade Credit
PGIM, Inc.	33.1	361.0	Active Investment Grade Core
Teachers Advisors, LLC	33.2	361.7	Active Investment Grade Core

Note: Fund Assets % column does not add up to 100% due to assets invested in the BrandywineGLOBAL High Yield Fund, iShares Core U.S. Aggregate Bond ETF and the MainStay MacKay High Yield Corporate Bond Fund, as well as Fund level cash and rounding differences.
4   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Sector Diversification	%
U.S. Government & Related	22.5
Municipal / Local Authority	1.9
Asset Backed Securities	10.4
Mortgage-Related	28.5
Investment Grade Corporates	22.9
High Yield Corporates	7.7
Collateralized Loan Obligations	3.8
Emerging Markets Debt	1.4
Cash Equivalents and Other	1.1

Note: Percentages above are inclusive of underlying exposures within the BrandywineGLOBAL High Yield Fund, iShares Core U.S. Aggregate Bond ETF and the MainStay MacKay High Yield Corporate Bond Fund and may differ from percentages reflected in the Schedule of Investments.
Credit Quality Diversification	%
AAA/Aaa	52.4
AA/Aa	5.8
A	13.4
BBB/Baa	14.7
BB/Ba	4.4
B	3.2
Below B	0.6
Cash/Not Rated	5.4

Note: Percentages above represent the lowest rating assigned in the instance of multiple ratings from different rating agencies. The Treasury/Agency category includes unrated instruments issued by the U.S. government or its agencies or instrumentalities. Due to rounding, the Diversification % column may not add up to 100%.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   5

Schedule of Investments (unaudited)
March 31, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS – 38.3%
COMMUNICATION SERVICES – 1.5%
Alphabet, Inc., Class A(a)	77,445	$8,033,370
Cogent Communications Holdings, Inc.	45,205	2,880,463
QuinStreet, Inc.(a)	4,704	74,652
Spok Holdings, Inc.	8,927	90,431
Telephone & Data Systems, Inc.	71,648	753,021
Walt Disney Co. (The)(a)	8,088	809,851
Yelp, Inc.(a)	40,252	1,235,736
Total Communication Services		13,877,524
CONSUMER DISCRETIONARY – 3.7%
Aaron’s Co., Inc. (The)	29,755	287,433
Abercrombie & Fitch Co., Class A(a)	33,096	918,414
Academy Sports & Outdoors, Inc.	991	64,663
Adtalem Global Education, Inc.(a)	4,803	185,492
Advance Auto Parts, Inc.	4,100	498,601
Amazon.com, Inc.(a)	78,491	8,107,335
American Axle & Manufacturing Holdings, Inc.(a)	96,309	752,173
Bath & Body Works, Inc.	8,800	321,904
Carriage Services, Inc.	10,922	333,339
Cavco Industries, Inc.(a)	4,795	1,523,563
Dana, Inc.	6,450	97,073
Dave & Buster’s Entertainment, Inc.(a)	25,123	924,275
Dillard’s, Inc., Class A	1,298	399,369
Dollar General Corp.	22,875	4,814,273
Expedia Group, Inc.(a)	4,831	468,752
General Motors Co.	29,986	1,099,886
Genesco, Inc.(a)	9,167	338,079
Goodyear Tire & Rubber Co. (The)(a)	51,225	564,500
GoPro, Inc., Class A(a)	53,300	268,099
Group 1 Automotive, Inc.	4,219	955,266
Home Depot, Inc. (The)	4,482	1,322,728
Lear Corp.	3,860	538,431
Leslie’s, Inc.(a)	27,475	302,500
Marriott International, Inc., Class A	5,870	974,655
MasterCraft Boat Holdings, Inc.(a)	9,793	298,001
Monarch Casino & Resort, Inc.	8,235	610,625
Movado Group, Inc.	3,618	104,090
O’Reilly Automotive, Inc.(a)	1,229	1,043,396
Perdoceo Education Corp.(a)	56,970	765,107
Planet Fitness, Inc., Class A(a)	5,100	396,117
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
SeaWorld Entertainment, Inc.(a)	9,392	$575,824
Sleep Number Corp.(a)	7,391	224,760
Sonos, Inc.(a)	56,042	1,099,544
Stride, Inc.(a)	18,784	737,272
Tractor Supply Co.	1,700	399,568
TRI Pointe Group, Inc.(a)	53,214	1,347,379
Ulta Beauty, Inc.(a)	510	278,292
Universal Electronics, Inc.(a)	3,749	38,015
Wolverine World Wide, Inc.	46,668	795,689
Total Consumer Discretionary		34,774,482
CONSUMER STAPLES – 2.9%
Beiersdorf AG, ADR	14,434	375,140
Boston Beer Co., Inc. (The), Class A(a)	700	230,090
Cal-Maine Foods, Inc.	25,425	1,548,128
Calavo Growers, Inc.	33,104	952,402
Clorox Co. (The)	35,487	5,615,463
Costco Wholesale Corp.	2,848	1,415,086
Darling Ingredients, Inc.(a)	24,060	1,405,104
Estee Lauder Cos., Inc. (The), Class A	3,224	794,587
Fresh Del Monte Produce, Inc.	5,562	167,472
Freshpet, Inc.(a)	6,900	456,711
Henkel AG & Co. KGaA, ADR	173,913	3,146,086
Hormel Foods Corp.	8,825	351,941
JM Smucker Co. (The)	2,450	385,557
Kimberly-Clark Corp.	24,800	3,328,656
Lamb Weston Holdings, Inc.	2,610	272,797
McCormick & Co., Inc., NVDR	54,945	4,571,973
Medifast, Inc.	5,076	526,229
Mission Produce, Inc.(a)	30,482	338,655
PepsiCo, Inc.	5,051	920,797
USANA Health Sciences, Inc.(a)	2,922	183,794
Vector Group Ltd.	3,911	46,971
Total Consumer Staples		27,033,639
ENERGY – 0.7%
Antero Resources Corp.(a)	21,136	488,030
Halliburton Co.	21,839	690,986
Kosmos Energy Ltd.(a)	369,380	2,748,187
Par Pacific Holdings, Inc.(a)	39,607	1,156,524
Patterson-UTI Energy, Inc.	62,093	726,488
ProPetro Holding Corp.(a)	61,429	441,675
REX American Resources Corp.(a)	12,946	370,126
World Fuel Services Corp.	8,561	218,734
Total Energy		6,840,750

See Notes to Financial Statements.
6   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – 5.4%
Ambac Financial Group, Inc.(a)	21,850	$338,238
American Equity Investment Life Holding Co.	31,760	1,158,922
Ameriprise Financial, Inc.	4,244	1,300,786
AMERISAFE, Inc.	4,015	196,534
Aon PLC, Class A	10,220	3,222,264
Arthur J Gallagher & Co.	1,750	334,792
Banc of California, Inc.	42,254	529,443
Bank of America Corp.	30,912	884,083
BankUnited, Inc.	49,683	1,121,842
Banner Corp.	16,834	915,264
Berkshire Hathaway, Inc., Class B(a)	7,840	2,420,757
Berkshire Hills Bancorp, Inc.	23,944	600,037
Blucora, Inc.(a)	52,615	1,384,827
Brightsphere Investment Group, Inc.	6,800	160,344
Charles Schwab Corp. (The)	9,443	494,624
Chubb Ltd.	8,061	1,565,285
Commerce Bancshares, Inc.	2,676	156,145
Cullen/Frost Bankers, Inc.	3,752	395,236
Customers Bancorp, Inc.(a)	29,119	539,284
Donnelley Financial Solutions, Inc.(a)	12,767	521,660
Employers Holdings, Inc.	18,816	784,439
Encore Capital Group, Inc.(a)	20,342	1,026,254
Enova International, Inc.(a)	9,448	419,775
Everest Re Group Ltd.	2,650	948,753
EZCORP, Inc., Class A(a)	57,860	497,596
FactSet Research Systems, Inc.	875	363,204
First Commonwealth Financial Corp.	8,786	109,210
First Internet Bancorp	500	8,325
FS Bancorp, Inc.	1,173	35,202
Green Dot Corp., Class A(a)	22,572	387,787
Hanmi Financial Corp.	8,964	166,461
Hartford Financial Services Group, Inc. (The)	4,535	316,044
HCI Group, Inc.	1,644	88,118
HomeStreet, Inc.	6,866	123,519
Independent Bank Corp.	12,000	787,440
Intercontinental Exchange, Inc.	54,284	5,661,278
Investar Holding Corp.	954	13,318
Jackson Financial, Inc., Class A	13,551	506,943
James River Group Holdings Ltd.	16,377	338,185
JPMorgan Chase & Co.	13,289	1,731,690
LendingTree, Inc.(a)	19,149	510,512
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
National Bank Holdings Corp., Class A	24,626	$823,986
NBT Bancorp, Inc.	4,020	135,514
Northern Trust Corp.	39,431	3,475,054
Northrim BanCorp, Inc.	2,887	136,209
OFG Bancorp	6,766	168,744
Pathward Financial, Inc.	16,633	690,103
Piper Sandler Cos.	8,698	1,205,630
Preferred Bank	7,798	427,408
ProAssurance Corp.	30,015	554,677
PROG Holdings, Inc.(a)	20,308	483,127
Regional Management Corp.	496	12,941
Reinsurance Group of America, Inc.	11,842	1,572,144
Ryan Specialty Holdings, Inc.(a)	2,040	82,090
S&T Bancorp, Inc.	16,027	504,049
Selectquote, Inc.(a)	12,400	26,908
Stellar Bancorp, Inc.	3,241	79,761
Stewart Information Services Corp.	4,180	168,663
StoneX Group, Inc.(a)	8,875	918,829
Towne Bank	29,585	788,440
Tradeweb Markets, Inc. Class A, Class A	10,800	853,416
Travelers Cos., Inc. (The)	15,969	2,737,246
Trustmark Corp.	20,127	497,137
United Fire Group, Inc.	7,776	206,453
Universal Insurance Holdings, Inc.	21,509	391,894
Veritex Holdings, Inc.	17,823	325,448
Total Financials		50,330,291
HEALTH CARE – 6.5%
Abbott Laboratories	13,866	1,404,071
Abcam PLC, ADR(a)	9,525	128,207
ACADIA Pharmaceuticals, Inc.(a)	31,990	602,052
Adaptive Biotechnologies Corp.(a)	96,481	851,927
Align Technology, Inc.(a)	1,530	511,234
Allscripts Healthcare Solutions, Inc.(a)	57,846	754,890
Amneal Pharmaceuticals, Inc.(a)	16,148	22,446
Amphastar Pharmaceuticals, Inc.(a)	5,759	215,963
ANI Pharmaceuticals, Inc.(a)	2,439	96,877
Becton Dickinson and Co.	9,492	2,349,650
Bio-Rad Laboratories, Inc., Class A(a)	600	287,412

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   7

Schedule of Investments (unaudited)
March 31, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Bio-Techne Corp.	18,973	$1,407,607
Bristol-Myers Squibb Co.	16,856	1,168,289
Catalent, Inc.(a)	15,264	1,002,997
Catalyst Pharmaceuticals, Inc.(a)	41,352	685,616
Century Therapeutics, Inc.(a)	8,468	29,384
Chemed Corp.	3,975	2,137,556
Cigna Corp.	5,946	1,519,381
Codexis, Inc.(a)	21,936	90,815
Computer Programs & Systems, Inc.(a)	6,932	209,346
Cooper Cos., Inc. (The)	1,060	395,762
Cross Country Healthcare, Inc.(a)	29,866	666,609
CytomX Therapeutics, Inc.(a)	58,348	88,106
Danaher Corp.	16,565	4,175,043
DENTSPLY SIRONA, Inc.	95,051	3,733,603
DexCom, Inc.(a)	5,000	580,900
Edwards Lifesciences Corp.(a)	7,330	606,411
Emergent BioSolutions, Inc.(a)	23,344	241,844
Enanta Pharmaceuticals, Inc.(a)	7,660	309,770
Exelixis, Inc.(a)	16,281	316,014
Globus Medical, Inc., Class A(a)	31,526	1,785,633
Guardant Health, Inc.(a)	21,213	497,233
Harmony Biosciences Holdings, Inc.(a)	20,062	655,024
Health Catalyst, Inc.(a)	10,662	124,426
HealthStream, Inc.(a)	14,153	383,546
ICU Medical, Inc.(a)	10,342	1,706,016
IDEXX Laboratories, Inc.(a)	550	275,044
Inogen, Inc.(a)	24,822	309,779
Integra LifeSciences Holdings Corp.(a)	6,950	399,000
Intercept Pharmaceuticals, Inc.(a)	28,294	379,988
iTeos Therapeutics, Inc.(a)	16,049	218,427
Johnson & Johnson	21,257	3,294,835
MEDNAX, Inc.(a)	17,022	253,798
Medtronic PLC	6,294	507,422
Merit Medical Systems, Inc.(a)	7,471	552,480
Nektar Therapeutics(a)	70,260	49,386
NextGen Healthcare, Inc.(a)	47,310	823,667
NGM Biopharmaceuticals, Inc.(a)	20,557	83,873
NuVasive, Inc.(a)	4,024	166,231
OraSure Technologies, Inc.(a)	31,858	192,741
Orthofix Medical, Inc.(a)	20,701	346,742
REGENXBIO, Inc.(a)	33,163	627,112
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Repligen Corp.(a)	1,450	$244,122
Rigel Pharmaceuticals, Inc.(a)	172,370	227,528
Sarepta Therapeutics, Inc.(a)	2,302	317,285
Semler Scientific, Inc.(a)	3,183	85,304
Smith & Nephew PLC, ADR	113,456	3,166,557
STERIS PLC	2,860	547,061
Surmodics, Inc.(a)	3,952	90,027
Tandem Diabetes Care, Inc.(a)	4,155	168,735
Teleflex, Inc.	4,348	1,101,392
Thermo Fisher Scientific, Inc.	2,385	1,374,642
Travere Therapeutics, Inc.(a)	3,004	67,560
Universal Health Services, Inc., Class B	23,464	2,982,274
US Physical Therapy, Inc.	9,475	927,697
Vanda Pharmaceuticals, Inc.(a)	62,502	424,389
Veeva Systems, Inc., Class A(a)	3,350	615,697
Vertex Pharmaceuticals, Inc.(a)	10,220	3,220,015
Waters Corp.(a)	1,950	603,779
West Pharmaceutical Services, Inc.	1,000	346,470
Zimmer Biomet Holdings, Inc.	26,741	3,454,937
Zimvie, Inc.(a)	14,840	107,293
Zoetis, Inc.	2,101	349,690
Total Health Care		60,644,639
INDUSTRIALS – 5.2%
3M Co.	31,939	3,357,108
Aerojet Rocketdyne Holdings, Inc.(a)	18,297	1,027,742
AGCO Corp.	2,651	358,415
American Woodmark Corp.(a)	1,433	74,616
AMETEK, Inc.	19,588	2,846,724
Apogee Enterprises, Inc.	11,894	514,416
ArcBest Corp.	15,156	1,400,718
Astec Industries, Inc.	12,703	523,999
Boise Cascade Co.	8,385	530,351
Chart Industries, Inc.(a)	5,540	694,716
Comfort Systems USA, Inc.	12,933	1,887,701
CoStar Group, Inc.(a)	4,250	292,613
Encore Wire Corp.	9,153	1,696,325
Forrester Research, Inc.(a)	7,791	252,039
Fortive Corp.	13,800	940,746
Generac Holdings, Inc.(a)	3,300	356,433
GMS, Inc.(a)	22,992	1,331,007
Graco, Inc.	15,953	1,164,729
Heartland Express, Inc.	26,508	422,007
Heidrick & Struggles International, Inc.	14,030	425,951
Honeywell International, Inc.	5,865	1,120,919
Hub Group, Inc., Class A(a)	16,866	1,415,732

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Hyster-Yale Materials Handling, Inc.	7,610	$379,663
IDEX Corp.	2,500	577,575
Kelly Services, Inc., Class A	12,591	208,885
Knorr-Bremse AG, ADR	102,120	1,692,128
Lindsay Corp.	2,857	431,778
Lyft, Inc., Class A(a)	43,643	404,571
Mueller Water Products, Inc., Class A	194,519	2,711,595
MYR Group, Inc.(a)	10,070	1,268,921
Nordson Corp.	2,600	577,876
Norfolk Southern Corp.	7,005	1,485,060
NOW, Inc.(a)	27,902	311,107
PGT Innovations, Inc.(a)	24,333	611,002
Powell Industries, Inc.	7,336	312,440
Proto Labs, Inc.(a)	14,001	464,133
Quanex Building Products Corp.	19,504	419,921
Resideo Technologies, Inc.(a)	39,571	723,358
Resources Connection, Inc.	17,316	295,411
Rockwell Automation, Inc.	1,800	528,210
Saia, Inc.(a)	6,555	1,783,484
Spirit AeroSystems Holdings, Inc., Class A	17,832	615,739
Titan International, Inc.(a)	28,922	303,103
Toro Co. (The)	6,600	733,656
Trane Technologies PLC	6,701	1,232,850
TrueBlue, Inc.(a)	17,103	304,433
Union Pacific Corp.	14,450	2,908,207
Verisk Analytics, Inc.	11,780	2,260,111
Viad Corp.(a)	12,296	256,249
Wabash National Corp.	42,626	1,048,173
Werner Enterprises, Inc.	7,386	335,989
Xylem, Inc.	1,370	143,439
Total Industrials		47,964,074
INFORMATION TECHNOLOGY – 7.6%
8x8, Inc.(a)	154,641	644,853
Accenture PLC, Class A	4,662	1,332,446
Adeia, Inc.	19,340	171,352
Agilysys, Inc.(a)	4,239	349,760
Akamai Technologies, Inc.(a)	6,550	512,865
Amphenol Corp., Class A	30,979	2,531,604
ANSYS, Inc.(a)	750	249,600
Apple, Inc.	30,450	5,021,205
Applied Materials, Inc.	13,940	1,712,250
Arlo Technologies, Inc.(a)	33,234	201,398
Asana, Inc., Class A(a)	9,650	203,904
Autodesk, Inc.(a)	1,700	353,872
Axcelis Technologies, Inc.(a)	11,222	1,495,331
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Benchmark Electronics, Inc.	5,132	$121,577
Broadcom, Inc.	2,779	1,782,840
Cerence, Inc.(a)	29,267	822,110
CEVA, Inc.(a)	10,569	321,615
CommScope Holding Co., Inc.(a)	68,178	434,294
Comtech Telecommunications Corp.	14,096	175,918
Consensus Cloud Solutions, Inc.(a)	9,537	325,116
CSG Systems International, Inc.	18,103	972,131
Dropbox, Inc., Class A(a)	8,253	178,430
Entegris, Inc.	19,505	1,599,605
Everbridge, Inc.(a)	1,787	61,955
Extreme Networks, Inc.(a)	66,904	1,279,204
FARO Technologies, Inc.(a)	15,695	386,254
Harmonic, Inc.(a)	70,367	1,026,655
Itron, Inc.(a)	15,582	864,022
Lam Research Corp.	2,158	1,143,999
LivePerson, Inc.(a)	71,900	317,079
Microchip Technology, Inc.	7,338	614,778
Microsoft Corp.	37,247	10,738,310
MongoDB, Inc.(a)	1,000	233,120
Monolithic Power Systems, Inc.	3,405	1,704,339
Motorola Solutions, Inc.	15,325	4,384,942
Murata Manufacturing Co., Ltd., ADR	12,566	191,255
NETGEAR, Inc.(a)	7,120	131,791
New Relic, Inc.(a)	9,894	744,919
Nutanix, Inc., Class A(a)	15,350	398,946
NVIDIA Corp.	16,257	4,515,707
Okta, Inc.(a)	7,750	668,360
OneSpan, Inc.(a)	8,637	151,148
Palantir Technologies, Inc., Class A(a)	22,950	193,928
Palo Alto Networks, Inc.(a)	3,350	669,129
Pure Storage, Inc., Class A(a)	21,695	553,439
Rambus, Inc.(a)	39,976	2,049,170
Rogers Corp.(a)	5,171	845,097
salesforce.com, Inc.(a)	23,170	4,628,903
Sanmina Corp.(a)	6,390	389,726
ScanSource, Inc.(a)	15,307	465,945
Semtech Corp.(a)	39,157	945,250
ServiceNow, Inc.(a)	2,235	1,038,649
SMART Global Holdings, Inc.(a)	43,008	741,458
Synopsys, Inc.(a)	950	366,937
Toast, Inc., Class A(a)	18,650	331,037

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   9

Schedule of Investments (unaudited)
March 31, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
VeriSign, Inc.(a)	10,320	$2,180,926
Viavi Solutions, Inc.(a)	116,288	1,259,399
Visa, Inc., Class A	5,894	1,328,861
Workday, Inc., Class A(a)	4,450	919,103
Xerox Holdings Cop.	28,054	432,032
Xperi, Inc.(a)	8,633	94,359
Zscaler, Inc.(a)	4,100	479,003
Total Information Technology		70,983,210
MATERIALS – 2.2%
AdvanSix, Inc.	9,040	345,961
American Vanguard Corp.	9,982	218,406
AptarGroup, Inc.	12,647	1,494,749
ATI, Inc.(a)	25,785	1,017,476
Avery Dennison Corp.	7,452	1,333,386
Clearwater Paper Corp.(a)	3,639	121,615
Compass Minerals International, Inc.	24,477	839,316
Ecolab, Inc.	3,214	532,013
Ecovyst, Inc.(a)	10,289	113,694
O-I Glass, Inc.(a)	73,411	1,667,164
Olympic Steel, Inc.	5,840	304,906
Sherwin-Williams Co. (The)	19,715	4,431,341
Sylvamo Corp.	12,718	588,335
Trinseo PLC	29,057	605,839
Warrior Met Coal, Inc.	32,549	1,194,874
Wheaton Precious Metals Corp.	123,490	5,947,278
Total Materials		20,756,353
REAL ESTATE – 1.2%
Alexandria Real Estate Equities, Inc.	3,822	480,005
Armada Hoffler Properties, Inc.	17,139	202,412
Chatham Lodging Trust	32,800	344,072
Community Healthcare Trust, Inc.	3,115	114,009
DiamondRock Hospitality Co.	118,432	962,852
Equity Commonwealth	49,638	1,028,003
Healthcare Realty Trust, Inc.	130,026	2,513,402
Healthpeak Properties, Inc.	47,675	1,047,420
Hersha Hospitality Trust	26,178	175,916
Marcus & Millichap, Inc.	6,580	211,284
Pebblebrook Hotel Trust	14,146	198,610
Prologis, Inc.	21,533	2,686,672
Redfin Corp.(a)	14,872	134,740
Sunstone Hotel Investors, Inc.	39,119	386,496
Xenia Hotels & Resorts, Inc.	74,999	981,737
Total Real Estate		11,467,630

Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – 1.4%
American Water Works Co., Inc.	13,088	$1,917,261
Avista Corp.	8,446	358,533
California Water Service Group	9,190	534,858
Chesapeake Utilities Corp.	4,052	518,616
NextEra Energy, Inc.	76,428	5,891,070
Northwest Natural Holding Co.	13,864	659,372
Portland General Electric Co.	18,326	895,958
SJW Group	13,253	1,008,951
United Utilities Group PLC, ADR	28,988	758,036
Total Utilities		12,542,655
TOTAL COMMON STOCKS (Cost: $360,834,648)		357,215,247
EXCHANGE-TRADED FUND – 60.2%
Vanguard Total Stock Market ETF (Cost: $507,704,323)	2,752,704	561,826,886
SHORT-TERM INVESTMENTS – 1.4%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 4.45%(b) (Cost: $13,397,883)	13,397,883	13,397,883
TOTAL INVESTMENTS – 99.9% (Cost: $881,936,854)		932,440,016
OTHER ASSETS AND LIABILITIES, NET – 0.1%		509,512
NET ASSETS – 100.0%		$932,949,528

(a)
Non-income producing security.

(b)
The rate shown is the annualized seven-day yield at March 31, 2023.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

NVDR
Non-Voting Depositary Receipt

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 (see Note 2 to the Financial Statements):
PFM Multi-Manager Domestic Equity Mutual Funds	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$357,215,247	$—	$—	$357,215,247
Exchange-Traded Fund	561,826,886	—	—	561,826,886
Money Market Fund	13,397,883	—	—	13,397,883
Total Investments in Securities	$932,440,016	$—	$—	$932,440,016

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   11

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 57.7%
AUSTRALIA – 2.9%
ANZ Group Holdings Ltd.	57,353	$883,479
Aristocrat Leisure Ltd.	94,770	2,369,778
Australian Vintage Ltd.	2,853	1,005
Base Resources Ltd.	163,136	21,802
BHP Group Ltd.	57,650	1,828,535
BlueScope Steel Ltd.	103,459	1,401,889
Brambles Ltd.	121,569	1,094,357
Clarity Pharmaceuticals Ltd.(a)	24,827	12,443
Computershare Ltd.	52,235	757,138
Cooper Energy Ltd.(a)	599,850	64,385
CSL Ltd.	10,090	1,946,850
CSR Ltd.	3,805	12,120
DGL Group Ltd.(a)	46,778	54,341
Fortescue Metals Group Ltd.	3,864	58,106
GR Engineering Services Ltd.	29,714	37,644
Iluka Resources Ltd.	10,352	73,983
Incitec Pivot Ltd.	389,340	816,674
JB Hi-Fi Ltd.	52,273	1,489,596
Lottery Corp. Ltd. (The)	85,644	294,175
Lycopodium Ltd.	6,166	34,196
Macmahon Holdings Ltd.	136,065	13,159
Mineral Resources Ltd.	15,376	833,177
MMA Offshore Ltd.(a)	20,255	15,879
Myer Holdings Ltd.	170,752	102,120
Nufarm Ltd.	4,508	17,283
OFX Group Ltd.(a)	13,042	14,244
Orica Ltd.	4,897	50,605
Pilbara Minerals Ltd.	332,812	887,865
Qantas Airways Ltd.(a)	294,199	1,306,966
Ridley Corp. Ltd.	41,209	60,826
Santos Ltd.	404,194	1,865,444
Sierra Rutile Holdings Ltd.(a)	10,352	1,806
Terracom Ltd.	309,798	139,250
Ventia Services Group Pty Ltd.	151,488	267,371
Wagners Holding Co., Ltd.(a)	12,951	4,938
Whitehaven Coal Ltd.	277,752	1,250,675
WiseTech Global Ltd.	20,995	922,409
Total Australia		21,006,513
AUSTRIA – 0.5%
ANDRITZ AG	11,012	745,123
BAWAG Group AG(a)(b)	23,078	1,122,169
Erste Group Bank AG	49,000	1,620,751
Palfinger AG(a)	2,340	73,125
Porr AG	1,255	18,411
Raiffeisen Bank International AG(a)	10,337	158,806
Investments	Shares	Value
COMMON STOCKS – (continued)
AUSTRIA – (continued)
RHI Magnesita N.V.	988	$27,377
Zumtobel Group AG	6,704	51,889
Total Austria		3,817,651
BELGIUM – 0.1%
Ascencio	620	32,788
EVS Broadcast Equipment S.A.	1,170	27,900
Melexis N.V.	2,723	315,730
Total Belgium		376,418
BERMUDA – 0.2%
Arch Capital Group Ltd.(a)	20,240	1,373,689
BRAZIL – 0.7%
Boa Vista Servicos S.A.	150,250	223,814
CCR S.A.	59,567	150,432
Embraer S.A.(a)	45,400	186,224
Energisa S.A., (Unit)	23,010	182,411
Itau Unibanco Holding S.A., ADR	188,897	919,928
Localiza Rent a Car S.A.	8,282	87,257
Lojas Renner S.A.	55,607	181,793
Petro Rio S.A.(a)	43,563	268,076
Petroleo Brasileiro S.A., ADR	21,546	224,725
Raia Drogasil S.A.	113,490	547,471
Rede D’Or Sao Luiz S.A.(b)	28,875	121,005
TIM S.A.	79,738	197,911
Vale S.A., ADR	74,292	1,172,328
WEG S.A.	43,132	345,076
XP, Inc., Class A(a)	9,205	109,263
Total Brazil		4,917,714
BRITAIN – 5.8%
AJ Bell PLC	51,177	217,946
Anglo American PLC	28,877	955,756
Aptitude Software Group PLC	3,430	15,914
Ashtead Group PLC	53,600	3,283,973
AstraZeneca PLC	37,808	5,247,753
Atlassian Corp., Class A(a)	11,636	1,991,734
Auto Trader Group PLC(b)	44,022	335,524
BAE Systems PLC	97,071	1,176,792
Baltic Classifieds Group PLC	173,178	331,522
Bank of Georgia Group PLC	15,841	537,125
BP PLC	475,436	3,009,957
BP PLC, ADR	64,800	2,458,512
Centrica PLC	18,974	24,866
Cerillion PLC	2,818	39,455

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Coca-Cola Europacific Partners PLC	42,800	$2,533,332
FDM Group Holdings PLC	19,111	170,951
Ferguson PLC	10,010	1,320,972
Greggs PLC	2,313	79,388
GSK PLC	107,600	1,919,086
Haleon PLC	656,000	2,617,138
Howden Joinery Group PLC	61,463	531,269
HSBC Holdings PLC	376,216	2,561,305
Hunting PLC	7,135	20,776
IntegraFin Holdings PLC	59,503	199,752
InterContinental Hotels Group PLC	369	24,246
Lloyds Banking Group PLC (5 year GBP + 5.010%)	727,598	429,243
Man Group PLC	284,266	827,462
ME Group International PLC	16,630	25,750
Mortgage Advice Bureau Holdings Ltd.	17,173	157,087
Numis Corp. PLC	18,579	49,314
Pepco Group N.V.(a)	15,519	149,425
Prudential PLC	42,628	582,993
QinetiQ Group PLC	5,105	20,471
Rentokil Initial PLC	359,300	2,627,123
Rightmove PLC	47,628	332,090
Rio Tinto PLC, ADR	24,163	1,657,582
Rolls-Royce Holdings PLC(a)	124,317	229,604
Standard Chartered PLC	110,665	842,021
TORM PLC, Class A	6,937	212,979
Unilever PLC	38,800	2,006,686
Victorian Plumbing Group PLC	77,529	75,831
Total Britain		41,830,705
CANADA – 2.3%
AirBoss of America Corp.	9,692	55,291
Brookfield Corp.	101,300	3,300,214
CAE, Inc.(a)	8,299	187,656
Cameco Corp.	79,800	2,089,620
Canadian Pacific Railway Ltd.	35,310	2,716,751
Canfor Corp.(a)	3,200	51,427
Canfor Pulp Products, Inc.(a)	2,421	5,320
Cascades, Inc.	4,600	37,406
CES Energy Solutions Corp.	10,400	20,623
Computer Modelling Group Ltd.	11,731	63,017
Crew Energy, Inc.(a)	25,300	88,733
DRI Healthcare Trust, UNIT	3,108	17,385
Enerplus Corp.	20,843	300,423
Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
George Weston Ltd.	4,600	$609,589
iA Financial Corp., Inc.	400	25,353
Lucara Diamond Corp.(a)	48,000	18,113
Magna International, Inc.	39,300	2,105,014
Martinrea International, Inc.	16,079	173,342
MEG Energy Corp.(a)	3,000	48,191
Melcor Developments Ltd.	2,000	17,795
Mullen Group Ltd.	40,066	437,865
NuVista Energy Ltd.(a)	55,700	450,463
Parkland Corp.	27,900	668,857
Pason Systems, Inc.	9,550	85,713
PHX Energy Services Corp.	5,600	28,176
Pine Cliff Energy Ltd.	70,000	66,815
ShawCor Ltd.(a)	12,800	117,819
Stelco Holdings, Inc.	14,400	557,674
Supremex, Inc.	6,400	28,934
Thomson Reuters Corp.	10,050	1,307,578
TMX Group Ltd.	4,000	403,996
Uni-Select, Inc.(a)	1,442	49,720
Waste Connections, Inc.	7,750	1,077,793
Total Canada		17,212,666
CHILE – 0.1%
Banco de Chile	1,866,759	181,300
Banco Santander Chile, ADR	19,408	346,045
Falabella SA	10,146	23,333
Sociedad Quimica y Minera de Chile S.A., ADR	1,602	129,858
Total Chile		680,536
CHINA – 4.3%
Alibaba Group Holding Ltd.(a)	401,816	5,110,179
Anhui Gujing Distillery Co., Ltd., Class B	6,200	110,825
Baidu, Inc., Class A(a)	11,416	216,447
Centre Testing International Group Co., Ltd., Class A	70,800	211,489
China Merchants Bank Co., Ltd., Class H	141,500	720,966
China Pacific Insurance Group Co., Ltd., Class H	217,600	581,548
Contemporary Amperex Technology Co., Ltd., Class A(a)	9,704	577,993
ENN Energy Holdings Ltd.	41,900	572,360
H World Group Ltd., ADR(a)	16,139	790,488
Haitian International Holdings Ltd.	91,314	237,172

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   13

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Hengli Petrochemical Co., Ltd., Class A	95,100	$224,798
Innovent Biologics, Inc.(a)(b)	77,500	346,079
JD.com, Inc., Class A	39,281	860,909
Kinetic Development Group Ltd.	878,000	73,926
Kweichow Moutai Co., Ltd., Class A	6,300	1,668,255
Li Ning Co., Ltd.	146,000	1,150,798
LONGi Green Energy Technology Co., Ltd., Class A(a)	133,864	788,932
Meituan, Class B(a)(b)	29,760	540,549
Midea Group Co., Ltd., Class A	149,300	1,172,370
Modern Land China Co., Ltd.(a)	430,000	5,861
NARI Technology Co., Ltd., Class A	100,000	395,094
Natural Food International Holding Ltd.(a)	208,000	12,901
NetEase, Inc.	115,400	2,039,713
PDD Holdings, Inc., ADR(a)	3,711	281,665
PICC Property & Casualty Co., Ltd., Class H	302,000	308,481
Ping An Insurance Group Co. of China Ltd., Class H	372,000	2,411,066
Satellite Chemical Co., Ltd., Class A	210,669	491,173
SF Holding Co., Ltd., Class A	87,900	707,579
Shenzhen Inovance Technology Co., Ltd., Class A	67,487	691,586
Shenzhou International Group Holdings Ltd.	40,800	426,081
Sieyuan Electric Co., Ltd., Class A	41,600	276,771
Tencent Holdings Ltd.	82,100	4,011,681
Trip.com Group Ltd.(a)	44,650	1,685,514
Wuliangye Yibin Co., Ltd., Class A	17,400	497,513
Wuxi Biologics Cayman, Inc.(a)(b)	48,500	299,985
Yum China Holdings, Inc.	5,850	366,459
Yum China Holdings, Inc.	8,805	558,149
Zhejiang Supor Co., Ltd., Class A	28,361	223,816
ZTO Express Cayman, Inc., ADR	5,934	170,068
Total China		31,817,239

Investments	Shares	Value
COMMON STOCKS – (continued)
DENMARK – 2.2%
AP Moller – Maersk A/S, Class B	675	$1,223,251
Carlsberg A/S, Class B	10,892	1,684,123
DSV A/S	9,230	1,781,542
Novo Nordisk A/S, Class B	65,455	10,387,224
Pandora A/S	10,230	980,386
Total Denmark		16,056,526
EGYPT – 0.0%(c)
Commercial International Bank Egypt SAE, GDR	24,179	31,191
FINLAND – 0.0%(c)
Alma Media Oyj(a)	1,354	13,582
Enento Group Oyj(a)(b)	8,142	144,649
Total Finland		158,231
FRANCE – 5.3%
Alten S.A.	1,852	296,094
Amundi S.A.(b)	27,600	1,743,656
CBo Territoria	4,714	19,121
Christian Dior SE	74	66,166
Cie de Saint-Gobain	19,538	1,112,449
Cie Generale des Etablissements Michelin SCA	74,300	2,274,159
Dassault Aviation S.A.	4,022	796,663
Dassault Systemes SE	74,300	3,068,586
Eiffage S.A.	9,962	1,078,387
Hermes International	1,105	2,238,301
Infotel S.A.	299	18,345
Jacquet Metal S.A.	1,740	33,829
LVMH Moet Hennessy Louis Vuitton SE	10,364	9,498,168
Pernod Ricard S.A.	14,436	3,270,906
Publicis Groupe S.A.	13,021	1,017,274
Rexel S.A.(a)	135,875	3,247,809
Safran S.A.	16,400	2,435,494
Schneider Electric SE	14,160	2,367,112
Sopra Steria Group SACA	1,507	317,011
Thales S.A.	8,717	1,288,718
TotalEnergies SE	41,100	2,425,013
Total France		38,613,261
GERMANY – 3.4%
Bastei Luebbe AG	1,032	5,157
Brockhaus Technologies AG(a)(b)	2,957	72,497
Carl Zeiss Meditec AG	4,092	568,316
Deutsche Bank AG	85,268	864,631

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Deutsche Boerse AG	1,841	$358,298
Deutsche Lufthansa AG(a)	113,797	1,266,149
Deutsche Telekom AG	113,983	2,760,771
Deutz AG	39,178	254,452
Duerr AG	14,683	526,131
HeidelbergCement AG	9,966	726,924
HOCHTIEF AG	3,102	258,603
Hypoport SE(a)	1,373	189,383
Krones AG	336	39,647
KSB SE & Co. KGaA	26	16,004
Merck KGaA	9,401	1,747,837
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,700	3,392,488
Nemetschek SE	35,500	2,434,062
New Work SE	939	170,316
Puma SE	16,416	1,012,438
Rational AG	677	453,115
SAP SE	22,123	2,783,012
Siemens AG	16,678	2,699,647
Surteco Group SE	892	18,719
Symrise AG	17,600	1,912,006
Talanx AG	3,436	158,985
Total Germany		24,689,588
GREECE – 0.1%
Alpha Services and Holdings SA(a)	94,638	116,164
Eurobank Ergasias Services and Holdings SA(a)	189,084	250,463
Hellenic Telecommunications Organization S.A.	13,222	193,569
National Bank of Greece S.A.(a)	47,990	232,938
Total Greece		793,134
GUERNSEY – 0.0%(c)
Zimplats Holdings Ltd.	1,092	18,298
HONG KONG – 1.7%
AIA Group Ltd.	721,700	7,583,177
APT Satellite Holdings Ltd.	94,000	29,506
Bank of East Asia Ltd. (The)	86,000	109,659
Chen Hsong Holdings	44,000	10,216
China Mengniu Dairy Co., Ltd.(a)	197,000	807,883
China Resources Land Ltd.	74,000	339,098
Dah Sing Financial Holdings Ltd.	18,400	47,407
Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Hang Lung Properties Ltd.	153,000	$286,831
Kerry Logistics Network Ltd.	188,538	293,997
Luk Fook Holdings International Ltd.	24,000	76,390
Orient Overseas International Ltd.	5,500	105,202
PC Partner Group Ltd.	54,000	32,420
Pico Far East Holdings Ltd.	264,607	47,354
Singamas Container Holdings Ltd.	306,000	24,236
SITC International Holdings Co., Ltd.	286,043	614,756
Stella International Holdings Ltd.	52,500	55,926
Swire Pacific Ltd., Class A	244,000	1,879,096
VSTECS Holdings Ltd.	88,000	51,792
VTech Holdings Ltd.	34,200	204,746
Total Hong Kong		12,599,692
HUNGARY – 0.1%
OTP Bank Nyrt	6,527	186,051
Richter Gedeon Nyrt	13,195	275,868
Total Hungary		461,919
INDIA – 1.2%
Axis Bank Ltd., GDR	12,692	657,446
Cipla Ltd., GDR	7,957	87,527
HDFC Bank Ltd., ADR	39,294	2,619,731
Hindalco Industries Ltd., GDR(b)	28,249	139,332
ICICI Bank Ltd., ADR	141,666	3,057,152
Infosys Ltd., ADR	79,106	1,379,609
Mahindra & Mahindra Ltd., GDR	19,802	277,228
Reliance Industries Ltd., GDR(b)	4,920	277,380
Reliance Industries Ltd., GDR(b)	7,407	417,384
Total India		8,912,789
INDONESIA – 0.2%
Bank Mandiri Persero Tbk PT	403,400	277,341
Bank Negara Indonesia Persero Tbk PT	293,400	183,560
Bank Rakyat Indonesia Persero Tbk PT	1,508,569	476,653
Bumitama Agri Ltd.	60,200	25,641
Sarana Menara Nusantara Tbk PT	2,920,762	180,743

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   15

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDONESIA – (continued)
Telkom Indonesia Persero Tbk PT	631,600	$171,233
Total Indonesia		1,315,171
IRELAND – 1.8%
Accenture PLC, Class A	19,460	5,561,863
Bank of Ireland Group PLC	228,244	2,309,634
Experian PLC	103,580	3,409,357
ICON PLC(a)	9,190	1,962,892
Total Ireland		13,243,746
ISRAEL – 0.5%
Carasso Motors Ltd.	3,548	16,774
Castro Model Ltd.	177	1,784
Check Point Software Technologies Ltd.(a)	16,342	2,124,460
Max Stock Ltd.	49,351	96,442
Monday.com Ltd.(a)	856	122,194
Nice Ltd., ADR(a)	4,454	1,019,476
Wix.com Ltd.(a)	5,404	539,319
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd	4,066	24,527
Total Israel		3,944,976
ITALY – 0.8%
Banca Mediolanum SpA	41,826	379,875
Davide Campari-Milano N.V.	37,319	455,183
Ferrari N.V.	15,610	4,227,792
Gruppo MutuiOnline SpA	6,959	196,988
Iveco Group N.V.(a)	40,682	385,792
Orsero SpA	7,007	102,090
UniCredit SpA	7,679	145,444
Total Italy		5,893,164
JAPAN – 6.6%
77 Bank Ltd. (The)	2,800	45,763
AEON Financial Service Co., Ltd.	14,200	132,568
Ajis Co., Ltd.	1,000	17,292
Alps Alpine Co., Ltd.	26,300	252,942
Alps Logistics Co., Ltd.	2,700	26,679
Anritsu Corp.	26,100	241,151
Asahi Kogyosha Co., Ltd.	1,400	23,109
Atled Corp.	2,400	26,082
Axial Retailing, Inc.	1,000	25,948
Brother Industries Ltd.	36,000	543,021
Capcom Co., Ltd.	3,400	121,630
Carlit Holdings Co., Ltd.	5,700	29,921
Chiba Bank Ltd. (The)	372,200	2,403,485
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Chiba Kogyo Bank Ltd. (The)	4,800	$19,544
Chino Corp.	2,000	32,518
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	49,660
Dai-Ichi Cutter Kogyo KK	2,800	24,827
Elecom Co., Ltd.	3,800	36,135
en Japan, Inc.	200	3,448
FANUC Corp.	60,000	2,163,608
Freee KK(a)	4,300	110,894
Fukuyama Transporting Co., Ltd.	600	16,318
Gecoss Corp.	5,600	37,350
Goldwin, Inc.	2,200	209,675
Hamakyorex Co., Ltd.	1,100	26,828
Heiwa Corp.	32,500	644,811
Himacs Ltd.	200	2,119
Hito Communications Holdings, Inc.	2,800	33,669
Hokko Chemical Industry Co., Ltd.	3,600	22,946
Horiba Ltd.	10,000	599,634
ID Holdings Corp.	3,400	25,671
IHI Corp.	39,000	978,471
IwaiCosmo Holdings, Inc.	3,700	37,453
Iwaki Co., Ltd.	1,700	16,706
JAC Recruitment Co., Ltd.	1,800	35,514
Japan Post Insurance Co., Ltd.	66,900	1,044,462
Japan System Techniques Co., Ltd.	2,200	29,957
Jeol Ltd.	3,000	96,793
Jichodo Co., Ltd.	400	20,693
Justsystems Corp.	10,700	286,686
Kanamoto Co., Ltd.	6,400	105,392
Kawada Technologies, Inc.	900	25,582
Kawasaki Kisen Kaisha Ltd.	16,900	386,872
KDDI Corp.	76,000	2,346,995
Kenko Mayonnaise Co., Ltd.	4,500	41,029
Keyence Corp.	10,800	5,294,879
Kita-Nippon Bank Ltd. (The)	1,400	20,962
Kobayashi Pharmaceutical Co., Ltd.	14,400	879,680
Kokuyo Co., Ltd.	3,900	55,338
Kubota Corp.	99,100	1,501,167
Kuriyama Holdings Corp.	5,400	35,702
Kyokuto Securities Co., Ltd.	7,500	33,638
Kyosan Electric Manufacturing Co., Ltd.	8,600	27,622

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Lasertec Corp.	7,500	$1,329,616
Makiya Co., Ltd.	1,100	5,816
Mani, Inc.	4,400	60,256
MarkLines Co., Ltd.	11,800	226,543
Maruzen Showa Unyu Co., Ltd.	900	21,899
Mazda Motor Corp.	3,200	29,792
Medikit Co., Ltd.	800	14,711
Meiko Network Japan Co., Ltd.	5,300	25,787
Meitec Corp.	8,000	143,087
Mercari, Inc.(a)	10,500	184,935
Mitsubishi Shokuhin Co., Ltd.	2,100	51,616
Morito Co., Ltd.	4,900	37,793
NEC Corp.	28,100	1,084,909
NEOJAPAN, Inc.	1,600	10,720
Nextage Co., Ltd.	100,700	2,103,567
Nidec Corp.	23,700	1,230,229
Nihon M&A Center Holdings, Inc.	67,300	504,353
Nihon Trim Co., Ltd.	2,500	57,159
Nippon Shinyaku Co., Ltd.	7,000	308,696
Nippon Thompson Co., Ltd.	10,500	46,231
Nissin Corp.	1,100	17,599
NTT Data Intramart Corp.	800	10,588
OBIC Business Consultants Co., Ltd.	5,300	200,305
OKUMA Corp.	2,700	120,970
One Career, Inc.(a)	800	27,259
Ono Pharmaceutical Co., Ltd.	8,700	181,503
Oracle Corp. Japan	1,500	108,261
Osaki Electric Co., Ltd.	4,100	16,503
Otsuka Holdings Co., Ltd.	91,800	2,926,819
Pan Pacific International Holdings Corp.	144,700	2,800,170
PC Depot Corp.	27,800	62,247
Ricoh Co., Ltd.	104,700	785,419
Rohm Co., Ltd.	6,200	516,433
Sangetsu Corp.	3,600	60,724
Sanken Electric Co., Ltd.	2,300	184,589
Seika Corp.	2,100	32,597
Seiko Epson Corp.	15,400	219,124
Sekisui Kasei Co., Ltd.	14,600	46,019
Shibusawa Warehouse Co., Ltd. (The)	1,900	31,878
Shibuya Corp.	3,600	68,026
Shionogi & Co., Ltd.	6,300	284,965
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Shofu, Inc.	2,000	$30,648
Sinko Industries Ltd.	2,300	28,735
SMK Corp.	1,300	24,216
SMS Co., Ltd.	900	21,839
Sony Corp.	78,000	7,091,310
ST Corp.	2,500	29,484
Step Co., Ltd.	1,200	16,999
SUMCO Corp.	7,300	109,808
Suzuken Co., Ltd.	10,300	260,139
Taisho Pharmaceutical Holdings Co., Ltd.	8,400	349,832
Takara & Co., Ltd.	1,300	22,050
Tayca Corp.	2,700	23,959
Techno Medica Co., Ltd.	1,800	25,735
TechnoPro Holdings, Inc.	62,100	1,721,147
Toho Holdings Co., Ltd.	1,400	24,818
Tokuyama Corp.	4,700	74,853
Tokyo Seimitsu Co., Ltd.	9,100	352,870
Toyo Machinery & Metal Co., Ltd.	5,200	23,173
Tsubakimoto Kogyo Co., Ltd.	700	21,820
Tsuruha Holdings, Inc.	2,600	173,860
Warabeya Nichiyo Holdings Co., Ltd.	9,400	128,408
Wowow, Inc.	5,000	47,307
Yokogawa Electric Corp.	5,100	83,013
Yushin Precision Equipment Co., Ltd.	5,900	33,847
Total Japan		48,150,422
LUXEMBOURG – 0.1%
Tenaris S.A.	48,816	694,261
MALAYSIA – 0.1%
CIMB Group Holdings Bhd	278,592	335,566
Heineken Malaysia Bhd	24,602	147,820
Total Malaysia		483,386
MEXICO – 0.9%
Cemex SAB de CV, ADR(a)	33,226	183,740
Corp. Moctezuma S.A.B. de C.V., Series*	57,896	192,772
Fomento Economico Mexicano S.A.B. de C.V., ADR	11,440	1,088,974
Grupo Financiero Banorte S.A.B. de C.V., Class O	79,131	666,246
Grupo Mexico S.A.B. de C.V., Series B	611,599	2,893,046

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   17

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MEXICO – (continued)
Wal-Mart de Mexico S.A.B. de C.V.	430,532	$1,720,217
Total Mexico		6,744,995
NETHERLANDS – 3.2%
ABN AMRO Bank N.V.(b)	37,912	602,192
Adyen N.V.(a)(b)	1,690	2,679,692
Akzo Nobel N.V.	25,200	1,966,916
ASM International N.V.	4,650	1,888,329
ASML Holding N.V.	2,980	2,028,516
ASML Holding N.V.	5,391	3,683,643
BE Semiconductor Industries N.V.	20,608	1,802,303
Heineken N.V.	24,000	2,583,714
Koninklijke DSM N.V.	17,600	2,080,190
QIAGEN N.V.(a)	26,869	1,234,093
Universal Music Group N.V.	48,560	1,227,549
Wolters Kluwer N.V.	15,590	1,967,287
Total Netherlands		23,744,424
NEW ZEALAND – 0.0%(c)
Channel Infrastructure NZ Ltd.	101,742	96,072
Eroad Ltd.(a)	4,854	1,882
Rakon Ltd.(a)	19,302	10,511
Scales Corp. Ltd.	20,309	41,151
SKY Network Television Ltd.	23,673	37,320
Total New Zealand		186,936
NORWAY – 0.4%
Bouvet ASA	35,723	220,056
Equinor ASA	58,572	1,665,740
Kongsberg Gruppen ASA	439	17,731
Sparebanken More	4,060	30,141
Wallenius Wilhelmsen ASA	17,371	125,926
Wilh Wilhelmsen Holding ASA, Class B	958	23,524
Wilson ASA	2,215	14,772
Yara International ASA	27,501	1,197,337
Total Norway		3,295,227
PERU – 0.4%
Credicorp Ltd.	22,276	2,949,120
POLAND – 0.2%
Allegro.eu S.A.(a)(b)	26,497	180,789
Bank Polska Kasa Opieki S.A.	14,030	279,006
Grupa Pracuj S.A.	18,330	246,825
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,551	189,383
Investments	Shares	Value
COMMON STOCKS – (continued)
POLAND – (continued)
Powszechny Zaklad Ubezpieczen S.A.	41,127	$334,298
Total Poland		1,230,301
PORTUGAL – 0.0%(c)
Altri SGPS S.A.	9,011	46,448
RUSSIA – 0.0%(c)
HeadHunter Group PLC, ADR(a)	39,294	393
Yandex N.V., Class A(a)	8,610	0
Total Russia		393
SAUDI ARABIA – 0.1%
Alinma Bank	25,684	201,506
Saudi National Bank (The)	20,224	247,029
Total Saudi Arabia		448,535
SINGAPORE – 1.1%
BRC Asia Ltd.	18,500	23,654
DBS Group Holdings Ltd.	104,800	2,604,512
Delfi Ltd.	35,400	30,157
Genting Singapore Ltd.	1,641,600	1,383,889
Golden Agri-Resources Ltd.	902,800	193,776
Great Eastern Holdings Ltd.	900	11,853
Haw Par Corp. Ltd.	32,800	240,634
HRnetgroup Ltd.	101,100	61,881
IGG, Inc.(a)	42,000	16,504
Jardine Cycle & Carriage Ltd.	40,100	947,263
Keppel Corp. Ltd.	278,100	1,178,698
Raffles Medical Group Ltd.	16,900	18,979
Samudera Shipping Line Ltd.	81,500	77,465
Sembcorp Industries Ltd.	71,700	236,596
Sembcorp Marine Ltd.(a)	5,307,320	475,342
Singapore Airlines Ltd.	176,400	760,771
Total Singapore		8,261,974
SOUTH AFRICA – 0.6%
Aspen Pharmacare Holdings Ltd.	38,860	400,487
AVI Ltd.	34,332	135,385
Bid Corp. Ltd.	4,191	93,825
Capitec Bank Holdings Ltd.	4,302	408,314
FirstRand Ltd.	239,945	814,764
Foschini Group Ltd. (The)	22,401	114,657
Gold Fields Ltd.	58,351	774,876
MTN Group Ltd.(a)	58,201	415,881
Naspers Ltd., Class N	3,689	679,326
Shoprite Holdings Ltd.	32,210	402,095
Total South Africa		4,239,610

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – 2.3%
KB Financial Group, Inc.	6,560	$240,949
Kia Motors Corp.	3,396	212,711
Korea Zinc Co., Ltd.	797	340,073
LG Chem Ltd.	1,990	1,098,913
LG Energy Solution Ltd.(a)	3,950	1,786,282
LG H&H Co Ltd	558	258,341
LG Uplus Corp.	7,420	61,898
S-1 Corp.	3,681	156,515
Samsung Electro-Mechanics Co., Ltd.	2,446	289,161
Samsung Electronics Co., Ltd.	156,345	7,752,885
Samsung Electronics Co., Ltd., GDR	1,650	2,039,722
Samsung Fire & Marine Insurance Co., Ltd.	2,243	355,716
Samsung SDI Co., Ltd.	2,158	1,229,933
SK Hynix, Inc.	13,815	952,833
SK Innovation Co., Ltd.(a)	90	12,507
SK Telecom Co., Ltd.	5,190	192,962
Total South Korea		16,981,401
SPAIN – 0.5%
Banco Bilbao Vizcaya Argentaria S.A.	143,397	1,024,462
Industria de Diseno Textil S.A.	69,390	2,330,314
Naturhouse Health SAU	1,184	2,280
Total Spain		3,357,056
SWEDEN – 0.8%
Assa Abloy AB, Class B	74,300	1,783,931
Atlas Copco AB, Class A	84,580	1,072,348
B3 Consulting Group AB	8,679	161,371
BTS Group AB, Class B	3,300	88,073
Evolution AB(b)	18,040	2,420,553
FM Mattsson Mora Group AB	1,306	7,170
Nordnet AB publ	8,953	148,015
SkiStar AB	6,785	81,606
VNV Global AB(a)	8,596	16,899
Total Sweden		5,779,966
SWITZERLAND – 2.7%
Alcon, Inc.	34,700	2,462,012
Cie Financiere Richemont S.A., Class A	9,660	1,548,507
Coca-Cola HBC AG(a)	15,974	436,970
dormakaba Holding AG	512	219,293
Georg Fischer AG	801	62,319
Investments	Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
Julius Baer Group Ltd.	28,532	$1,953,568
Kuehne + Nagel International AG	4,196	1,252,260
Lonza Group AG	1,900	1,142,784
Nestle S.A.	18,407	2,247,068
Novartis AG	21,800	2,001,346
Sika AG	7,710	2,164,090
STMicroelectronics N.V.	27,519	1,471,991
Swatch Group AG (The)	5,530	1,901,446
UBS Group AG	32,483	685,916
Total Switzerland		19,549,570
TAIWAN – 2.0%
Accton Technology Corp.	31,000	328,082
ASE Technology Holding Co., Ltd.	216,000	799,311
Cathay Financial Holding Co., Ltd.	292,037	402,677
Chailease Holding Co., Ltd.	29,000	214,567
Chunghwa Telecom Co., Ltd.	55,000	216,399
CTBC Financial Holding Co., Ltd.	744,000	536,230
Hon Hai Precision Industry Co., Ltd.	296,000	1,015,392
Kerry TJ Logistics Co., Ltd.	87,000	108,611
Lumax International Corp. Ltd.	24,900	62,184
MediaTek, Inc.	47,000	1,226,867
Nien Made Enterprise Co., Ltd.	59,000	635,853
Taiwan Semiconductor Manufacturing Co., Ltd.	308,000	5,456,488
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	36,296	3,376,254
Uni-President Enterprises Corp.	135,000	319,789
Total Taiwan		14,698,704
THAILAND – 0.1%
Kasikornbank PCL, NVDR	153,500	594,787
UNITED ARAB EMIRATES – 0.1%
Emaar Properties PJSC	340,476	519,469
UNITED STATES – 1.3%
Aon PLC, Class A	8,110	2,557,002
EPAM Systems, Inc.(a)	4,080	1,219,920
Hamilton Thorne Ltd.(a)	9,700	11,627
Linde PLC	3,830	1,345,536

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   19

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
UNITED STATES – (continued)
Mettler-Toledo International, Inc.(a)	880	$1,346,585
ResMed, Inc.	5,410	1,184,736
STERIS PLC	8,690	1,662,223
Total United States		9,327,629
URUGUAY – 0.1%
Globant S.A.(a)	1,056	173,194
MercadoLibre, Inc.(a)	244	321,607
Total Uruguay		494,801
TOTAL COMMON STOCKS (Cost: $413,150,819)		421,544,232
EXCHANGE-TRADED FUNDS – 40.4%
iShares Core MSCI Total International Stock ETF	4,685,679	290,277,814
iShares MSCI India ETF	129,451	5,095,191
TOTAL EXCHANGE-TRADED FUNDS (Cost: $309,119,404)		295,373,005
PREFERRED STOCKS – 0.1%
BRAZIL – 0.1%
Banco Bradesco S.A.,	233,107	605,712
Gerdau S.A.,	29,590	147,645
TOTAL PREFERRED STOCKS (Cost: $789,579)		753,357

Investments	Shares	Value
RIGHTS – 0.0%(c)
BRAZIL – 0.0%(c)
Localiza Rent a Car S.A.(a) (Cost $0)	5	$13
SHORT-TERM INVESTMENTS – 1.2%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 4.45%(d) (Cost: $9,133,838)	9,133,838	9,133,838
TOTAL INVESTMENTS – 99.4% (Cost: $732,193,640)		726,804,445
OTHER ASSETS AND LIABILITIES, NET – 0.6%		4,225,310
NET ASSETS – 100.0%		$731,029,755

(a)
Non-income producing security.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2023, the value of these securities was $11,443,435, representing 1.6% of net assets.

(c)
Amount is less than 0.05%.

(d)
The rate shown is the annualized seven-day yield at March 31, 2023.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

GDR
Global Depositary Receipt

NVDR
Non-Voting Depositary Receipt

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$—	$21,006,513	$—	$21,006,513
Austria	—	3,817,651	—	3,817,651
Belgium	—	376,418	—	376,418
Bermuda	1,373,689	—	—	1,373,689
Brazil	4,917,714	—	—	4,917,714
Britain	8,641,160	33,189,545	—	41,830,705
Canada	17,212,666	—	—	17,212,666
Chile	680,536	—	—	680,536
China	3,468,625	28,348,614	—	31,817,239
Denmark	—	16,056,526	—	16,056,526
Egypt	31,191	—	—	31,191
Finland	—	158,231	—	158,231
France	—	38,613,261	—	38,613,261
Germany	—	24,689,588	—	24,689,588
Greece	—	793,134	—	793,134
Guernsey	—	18,298	—	18,298
Hong Kong	—	12,599,692	—	12,599,692
Hungary	—	461,919	—	461,919
India	8,635,409	277,380	—	8,912,789
Indonesia	—	1,315,171	—	1,315,171
Ireland	7,524,755	5,718,991	—	13,243,746
Israel	3,805,449	139,527	—	3,944,976
Italy	—	5,893,164	—	5,893,164
Japan	—	48,150,422	—	48,150,422
Luxembourg	—	694,261	—	694,261
Malaysia	—	483,386	—	483,386
Mexico	6,744,995	—	—	6,744,995
Netherlands	3,262,609	20,481,815	—	23,744,424
New Zealand	—	186,936	—	186,936
Norway	—	3,295,227	—	3,295,227
Peru	2,949,120	—	—	2,949,120
Poland	—	1,230,301	—	1,230,301
Portugal	—	46,448	—	46,448
Russia	—	393	—	393
Saudi Arabia	448,535	—	—	448,535
Singapore	—	8,261,974	—	8,261,974
South Africa	—	4,239,610	—	4,239,610
South Korea	—	16,981,401	—	16,981,401
Spain	—	3,357,056	—	3,357,056
Sweden	—	5,779,966	—	5,779,966
Switzerland	1,471,991	18,077,579	—	19,549,570
Taiwan	3,376,254	11,322,450	—	14,698,704
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   21

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 2	Level 3	Total
Thailand	$594,787	$—	$—	$594,787
United Arab Emirates	—	519,469	—	519,469
United States	7,982,093	1,345,536	—	9,327,629
Uruguay	494,801	—	—	494,801
Total Common Stocks	83,616,379	337,927,853	—	421,544,232
Exchange-Traded Funds	295,373,005	—	—	295,373,005
Preferred Stocks*	753,357	—	—	753,357
Rights*	—	13	—	13
Money Market Fund	9,133,838	—	—	9,133,838
Total Investments in Securities	$388,876,579	$337,927,866	$—	$726,804,445

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 18.6%
BASIC MATERIALS – 0.4%
Air Products and Chemicals, Inc., 4.80%, 3/3/33	$1,545,000	$1,587,792
Albemarle Corp., 4.65%, 6/1/27	90,000	88,516
Albemarle Corp., 5.65%, 6/1/52	78,000	74,965
Cabot Corp., 5.00%, 6/30/32	112,000	109,013
Celanese US Holdings LLC, 5.90%, 7/5/24	145,000	145,055
CF Industries, Inc., 5.38%, 3/15/44	153,000	138,114
Eastman Chemical Co., 5.75%, 3/8/33	145,000	147,481
Ecolab, Inc., 2.70%, 12/15/51	147,000	97,666
Ecolab, Inc., 5.25%, 1/15/28	92,000	95,421
Georgia-Pacific LLC, 0.95%, 5/15/26(a)	547,000	486,377
LYB International Finance III LLC, 4.20%, 5/1/50	205,000	160,278
Newmont Corp., 2.25%, 10/1/30	775,000	651,051
Nucor Corp., 4.30%, 5/23/27	104,000	102,108
RPM International, Inc., 2.95%, 1/15/32	49,000	39,800
RPM International, Inc., 4.55%, 3/1/29	234,000	223,157
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	197,600
Westlake Chemical Corp., 3.38%, 8/15/61	167,000	102,834
Total Basic Materials		4,447,228
COMMUNICATIONS – 1.0%
Amazon.com, Inc., 3.30%, 4/13/27	121,000	117,075
Amazon.com, Inc., 4.10%, 4/13/62	249,000	218,924
Amazon.com, Inc., 4.65%, 12/1/29	79,000	80,689
AT&T, Inc., 3.50%, 9/15/53	1,305,000	947,493
AT&T, Inc., 3.65%, 9/15/59	28,000	20,009
AT&T, Inc., 3.85%, 6/1/60	52,000	38,948
AT&T, Inc., 4.30%, 2/15/30	25,000	24,293
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	151,000	141,451
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	342,000	308,868
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	188,000	179,752
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	$79,000	$54,214
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	290,530
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	51,000	31,798
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	578,000	440,548
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	38,000	33,127
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	330,019
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	597,000	594,741
Comcast Corp., 4.00%, 3/1/48	252,000	213,214
Comcast Corp., 4.15%, 10/15/28	120,000	118,707
Comcast Corp., 4.25%, 10/15/30	90,000	88,203
Comcast Corp., 4.60%, 10/15/38	87,000	84,231
Comcast Corp., 5.25%, 11/7/25	48,000	49,045
Corning, Inc., 5.45%, 11/15/79	277,000	255,075
Cox Communications, Inc., 2.60%, 6/15/31(a)	625,000	516,272
CSC Holdings LLC, 5.50%, 4/15/27(a)	250,000	210,525
Discovery Communications LLC, 5.30%, 5/15/49	97,000	80,889
Expedia Group, Inc., 2.95%, 3/15/31	73,000	60,914

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   23

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Paramount Global, Senior Bond, 5.85%, 9/1/43	$37,000	$31,979
Sprint Corp., 7.88%, 9/15/23	275,000	277,033
T-Mobile USA, Inc., 3.00%, 2/15/41	875,000	648,648
T-Mobile USA, Inc., 3.60%, 11/15/60	86,000	61,298
T-Mobile USA, Inc., 3.88%, 4/15/30	150,000	140,747
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	425,704
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	3,943
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	809,680
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	604,843
Verizon Communications, Inc., 2.85%, 9/3/41	114,000	83,476
Verizon Communications, Inc., 3.00%, 11/20/60	184,000	117,985
Verizon Communications, Inc., 3.40%, 3/22/41	1,099,000	873,762
Verizon Communications, Inc., 3.88%, 3/1/52	99,000	80,041
Verizon Communications, Inc., 5.62%, 3/20/26 (SOFR + 0.790%)(b)	1,000,000	992,901
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	168,000	159,678
ViacomCBS, Inc., 4.38%, 3/15/43	423,000	300,587
Total Communications		11,141,859
CONSUMER, CYCLICAL – 1.2%
Advance Auto Parts, Inc., 5.90%, 3/9/26	89,000	90,820
AutoZone, Inc., 4.75%, 2/1/33	45,000	44,459
Daimler Truck Finance North America LLC, 5.13%, 1/19/28(a)	159,000	159,669
Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	153,000	153,248
Dana, Inc., 5.38%, 11/15/27	75,000	69,972
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	375,748	344,317
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	$150,000	$144,277
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	1,238,564	1,086,340
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	425,258	374,208
Ford Motor Co., 5.29%, 12/8/46	400,000	328,000
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	76,683
Gap, Inc. (The), 3.63%, 10/1/29(a)	50,000	35,660
Gap, Inc. (The), 3.88%, 10/1/31(a)	150,000	104,080
General Motors Co., 5.40%, 10/15/29	138,000	136,742
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	197,044
General Motors Financial Co., Inc., 2.70%, 6/10/31	95,000	76,105
Harley-Davidson Financial Services, Inc., Series CO, 6.50%, 3/10/28(a)	146,000	147,594
Hyundai Capital America, 5.50%, 3/30/26(a)	117,000	117,176
Lowe’s Cos., Inc., 2.80%, 9/15/41	1,250,000	885,993
Lowe’s Cos., Inc., 4.45%, 4/1/62	68,000	55,504
Lowe’s Cos., Inc., 5.15%, 7/1/33	1,625,000	1,640,493
Lowe’s Cos., Inc., 5.75%, 7/1/53	1,150,000	1,171,834
Marriott International, Inc., 4.90%, 4/15/29	45,000	44,606
Marriott International, Inc., Series GG, 3.50%, 10/15/32	761,000	666,942
Marriott International, Inc., Series HH, 2.85%, 4/15/31	281,000	239,357
McDonald’s Corp., 3.50%, 7/1/27	103,000	99,759
McDonald’s Corp., 3.63%, 9/1/49	156,000	124,869
Mercedes-Benz Finance North America LLC, 4.80%, 3/30/28(a)	150,000	150,442

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/25(a)	$151,000	$152,744
O’Reilly Automotive, Inc., Senior Note, 3.60%, 9/1/27	100,000	96,535
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(a)	25,000	25,746
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	196,901
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	469,305
Stellantis Finance US, Inc., 2.69%, 9/15/31(a)	385,000	310,938
Target Corp., 4.80%, 1/15/53	51,000	50,090
Taylor Morrison Communities, Inc., 5.13%, 8/1/30(a)	125,000	115,385
Taylor Morrison Communities, Inc., 5.63%, 3/1/24(a)	150,000	148,936
United Airlines, Inc., 4.38%, 4/15/26(a)	185,000	176,992
United Airlines, Inc., 4.63%, 4/15/29(a)	35,000	31,658
Walmart, Inc., 1.80%, 9/22/31	1,175,000	993,730
Warnermedia Holdings, Inc., 3.64%, 3/15/25(a)	89,000	85,968
Warnermedia Holdings, Inc., 5.05%, 3/15/42(a)	447,000	373,886
Warnermedia Holdings, Inc., 5.14%, 3/15/52(a)	290,000	234,968
Warnermedia Holdings, Inc., 5.39%, 3/15/62(a)	153,000	123,673
Warnermedia Holdings, Inc., 6.41%, 3/15/26(a)	135,000	135,682
William Carter Co. (The), 5.63%, 3/15/27(a)	250,000	242,990
Wolverine World Wide, Inc., 4.00%, 8/15/29(a)	150,000	121,885
Total Consumer, Cyclical		12,854,205
CONSUMER, NON-CYCLICAL – 3.7%
AbbVie, Inc., 4.05%, 11/21/39	149,000	133,092
AbbVie, Inc., 4.25%, 11/21/49	631,000	556,842
AbbVie, Inc., 4.55%, 3/15/35	380,000	371,551
AbbVie, Inc., 4.75%, 3/15/45	150,000	141,525
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	193,870
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29(a)	$200,000	$174,019
AmerisourceBergen Corp., 3.45%, 12/15/27	46,000	43,552
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	101,000	86,896
Amgen, Inc., 2.80%, 8/15/41	610,000	445,282
Amgen, Inc., 4.40%, 5/1/45	37,000	32,670
Amgen, Inc., 5.25%, 3/2/33	1,145,000	1,176,372
Amgen, Inc., 5.65%, 3/2/53	74,000	77,012
Amgen, Inc., 5.75%, 3/2/63	74,000	76,785
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	120,000	119,499
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	407,000	397,766
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	494,000	466,101
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	209,991
Ascension Health, 2.53%, 11/15/29	630,000	554,127
Ascension Health, 3.11%, 11/15/39	120,000	96,354
Astrazeneca Finance LLC, 4.88%, 3/3/28	180,000	185,184
BAT Capital Corp., 2.73%, 3/25/31	620,000	502,581
Becton Dickinson & Co., 4.69%, 2/13/28	135,000	135,543
Becton Dickinson and Co., 4.30%, 8/22/32	60,000	57,972
Bristol-Myers Squibb Co., 0.75%, 11/13/25	164,000	149,795
Bristol-Myers Squibb Co., 3.90%, 2/20/28	152,000	149,086
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	37,234
Brown-Forman Corp., 4.75%, 4/15/33	64,000	64,733
Bush Foundation, 2.75%, 10/1/50	300,000	205,402

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   25

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Cardinal Health, Inc., 4.50%, 11/15/44	$150,000	$129,446
Cigna Group (The), 2.40%, 3/15/30	430,000	372,959
Cigna Group (The), 3.40%, 3/15/50	217,000	160,282
Cigna Group (The), 3.88%, 10/15/47	56,000	45,353
Cigna Group (The), 4.38%, 10/15/28	190,000	187,220
Conagra Brands, Inc., 7.00%, 10/1/28	159,000	172,620
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29	1,000,000	861,233
Constellation Brands, Inc., 4.35%, 5/9/27	67,000	66,067
Constellation Brands, Inc., 5.00%, 2/2/26	37,000	37,007
CVS Health Corp., 5.13%, 7/20/45	261,000	247,600
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	512,000	488,080
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	1,000,000	935,506
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	60,571
Elevance Health, Inc., 2.88%, 9/15/29	114,000	103,489
Elevance Health, Inc., 6.10%, 10/15/52	54,000	60,247
Eli Lilly & Co., 4.70%, 2/27/33	1,125,000	1,153,426
Eli Lilly & Co., 4.88%, 2/27/53	1,185,000	1,225,298
Eli Lilly & Co., 4.95%, 2/27/63	1,289,000	1,326,247
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	276,192
Ford Foundation (The), 2.82%, 6/1/70	161,000	100,032
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(a)	134,000	138,505
General Mills, Inc., 4.95%, 3/29/33	1,114,000	1,131,311
General Mills, Inc., 5.24%, 11/18/25	63,000	63,189
Haleon US Capital LLC, 4.00%, 3/24/52	250,000	207,370
HCA, Inc., 3.38%, 3/15/29(a)	57,000	51,472
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
HCA, Inc., 3.50%, 9/1/30	$126,000	$112,227
HCA, Inc., 3.50%, 7/15/51	145,000	100,112
HCA, Inc., 4.63%, 3/15/52(a)	162,000	134,507
HCA, Inc., 7.75%, 7/15/36	150,000	168,230
Hormel Foods Corp., 0.65%, 6/3/24	147,000	139,723
Humana, Inc., 1.35%, 2/3/27	140,000	122,915
Humana, Inc., 5.50%, 3/15/53	37,000	37,664
Humana, Inc., 5.88%, 3/1/33	45,000	48,422
Kenvue, Inc., 5.05%, 3/22/53(a)	54,000	55,652
Keurig Dr Pepper, Inc., 4.42%, 12/15/46	685,000	598,059
Kraft Heinz Foods Co., 4.38%, 6/1/46	499,000	434,727
Kraft Heinz Foods Co., 4.88%, 10/1/49	78,000	72,474
Lamb Weston Holdings, Inc., 4.13%, 1/31/30(a)	75,000	68,625
Lamb Weston Holdings, Inc., 4.38%, 1/31/32(a)	225,000	204,054
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	59,089
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	138,389
Mather Foundation, Series 2021, 2.68%, 10/1/31	750,000	642,043
McKesson Corp., 5.25%, 2/15/26	1,175,000	1,178,145
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	973,577
Merck & Co., Inc., 2.75%, 12/10/51	625,000	442,386
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29(a)	175,000	151,813
Mylan, Inc., 5.20%, 4/15/48	290,000	228,619
Mylan, Inc., 5.40%, 11/29/43	180,000	150,152
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	800,000	740,624
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	547,000	539,037
Nestle Holdings, Inc., 4.85%, 3/14/33(a)	1,000,000	1,045,690
Nestle Holdings, Inc., 4.95%, 3/14/30(a)	900,000	934,816

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Nestle Holdings, Inc., 5.25%, 3/13/26(a)	$153,000	$156,996
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28(a)	275,000	251,380
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	41,314
PepsiCo, Inc., 2.25%, 3/19/25	131,000	126,411
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	760,150
PepsiCo, Inc., 3.60%, 2/18/28	81,000	79,460
PepsiCo, Inc., 3.90%, 7/18/32	92,000	89,853
PepsiCo, Inc., 4.00%, 3/5/42	37,000	34,127
Philip Morris International, Inc., 5.13%, 2/15/30	1,285,000	1,301,488
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	204,318
Philip Morris International, Inc., 5.63%, 11/17/29	480,000	501,535
Pilgrim’s Pride Corp., 5.88%, 9/30/27(a)	300,000	298,200
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	568,181
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	44,355
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	125,809
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	939,623
Procter & Gamble Co. (The), 3.95%, 1/26/28	187,000	187,749
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	94,382
Roche Holdings, Inc., 2.13%, 3/10/25(a)	803,000	766,286
S&P Global, Inc., 2.70%, 3/1/29	130,000	118,269
Smithfield Foods, Inc., 4.25%, 2/1/27(a)	129,000	120,021
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	162,000	151,329
Stanford Health Care, 3.03%, 8/15/51	1,000,000	712,140
Sutter Health, 4.09%, 8/15/48	125,000	105,075
Sysco Corp., 4.45%, 3/15/48	290,000	251,336
Sysco Corp., 4.50%, 4/1/46	165,000	142,789
Sysco Corp., 5.95%, 4/1/30	38,000	40,295
Sysco Corp., 6.60%, 4/1/50	95,000	108,374
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Tenet Healthcare Corp., 4.38%, 1/15/30	$25,000	$22,438
Tenet Healthcare Corp., 4.63%, 7/15/24	123,000	121,330
Trustees of Boston College, 3.13%, 7/1/52	169,000	124,609
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	61,671
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	552,780
Unilever Capital Corp., 2.13%, 9/6/29	675,000	588,688
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	43,063
United Rentals North America, Inc., 3.88%, 2/15/31	62,000	54,715
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	67,375
UnitedHealth Group, Inc., 1.25%, 1/15/26	234,000	214,747
UnitedHealth Group, Inc., 4.95%, 5/15/62	52,000	50,612
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,700,000	1,718,349
UnitedHealth Group, Inc., 5.15%, 10/15/25	127,000	129,395
UnitedHealth Group, Inc., 5.25%, 2/15/28	97,000	100,863
UnitedHealth Group, Inc., 6.05%, 2/15/63	97,000	110,439
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	78,179
Vector Group Ltd., 5.75%, 2/1/29(a)	250,000	222,443
Viatris, Inc., 3.85%, 6/22/40	156,000	109,445
Viatris, Inc., 4.00%, 6/22/50	309,000	203,176
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	963,877
Zoetis, Inc., 5.40%, 11/14/25	46,000	46,776
Zoetis, Inc., 5.60%, 11/16/32	678,000	723,071
Total Consumer, Non-cyclical		40,592,615
ENERGY – 1.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26(a)	175,000	178,192

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   27

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Boardwalk Pipelines L.P., 3.60%, 9/1/32	$73,000	$62,769
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	676,661
BP Capital Markets America, Inc., 3.00%, 2/24/50	140,000	99,088
BP Capital Markets America, Inc., 3.54%, 4/6/27	330,000	320,010
BP Capital Markets America, Inc., 4.81%, 2/13/33	1,350,000	1,370,741
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	209,054
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	193,618
Chevron Corp., 1.55%, 5/11/25	152,000	143,337
Chevron USA, Inc., 4.20%, 10/15/49	52,000	44,978
Colonial Enterprises, Inc., 3.25%, 5/15/30(a)	510,000	456,290
Continental Resources, Inc., 3.80%, 6/1/24	775,000	759,367
DCP Midstream Operating L.P., 5.13%, 5/15/29	320,000	315,003
DCP Midstream Operating L.P., 6.75%, 9/15/37(a)	550,000	596,601
Diamondback Energy, Inc., 3.50%, 12/1/29	80,000	73,101
Diamondback Energy, Inc., 4.40%, 3/24/51	151,000	121,514
Diamondback Energy, Inc., 6.25%, 3/15/53	150,000	155,251
Duke Energy Carolinas LLC, 3.55%, 3/15/52	52,000	40,454
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	194,570
Energy Transfer L.P., 4.90%, 3/15/35	157,000	146,680
Energy Transfer L.P., 4.95%, 6/15/28	115,000	114,203
Energy Transfer L.P., 5.00%, 5/15/50	505,000	431,032
Energy Transfer L.P., 5.30%, 4/15/47	110,000	96,391
Energy Transfer L.P., 5.75%, 2/15/33	64,000	65,548
Energy Transfer L.P., 6.13%, 12/15/45	20,000	19,333
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Energy Transfer L.P., Senior Note, 4.95%, 5/15/28	$165,000	$162,622
Enterprise Products Operating LLC, 3.20%, 2/15/52	81,000	57,613
Enterprise Products Operating LLC, 3.70%, 1/31/51	37,000	28,600
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	186,443
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(b)	121,000	102,320
EQT Corp., 3.63%, 5/15/31(a)	38,000	32,939
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31(a)	355,000	289,390
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	113,000	111,102
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)	173,000	156,823
Halliburton Co., 4.75%, 8/1/43	107,000	94,452
Halliburton Co., Senior Bond, 4.85%, 11/15/35	152,000	146,103
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	311,294
Hess Corp., 6.00%, 1/15/40	46,000	46,392
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 4/15/30(a)	100,000	92,185
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(a)	100,000	92,500
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	48,000	48,997
MPLX L.P., Senior Bond, 5.50%, 2/15/49	225,000	209,281
Murray Energy Corp., Secured Note, 12.00%, 4/15/24(a)(c)	180,991	0
ONEOK Partners L.P., 6.65%, 10/1/36	186,000	193,175
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,581,258
ONEOK, Inc., 4.50%, 3/15/50	250,000	193,643
ONEOK, Inc., 4.95%, 7/13/47	150,000	125,688
ONEOK, Inc., 5.20%, 7/15/48	300,000	259,269
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	248,856
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	181,784

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Petroleos Mexicanos, 6.75%, 9/21/47	$335,000	$217,770
Pioneer Natural Resources Co., 5.10%, 3/29/26	1,144,000	1,148,758
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	159,000	162,356
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37(a)	63,000	64,442
Sanchez Energy Corp., 7.75%, 6/15/21(c)	150,000	0
Sanchez Energy Corp., 6.125%, 1/15/23(c)	100,000	0
Schlumberger Holdings Corp., 3.90%, 5/17/28(a)	92,000	88,427
Southwestern Energy Co., 4.75%, 2/1/32	125,000	110,374
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	175,000	156,403
Targa Resources Corp., 6.50%, 2/15/53	560,000	573,147
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	180,000	183,522
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	316,851	259,818
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	982,741	930,381
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	182,854
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	345,366
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	25,000	22,550
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	25,000	21,964
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,473
Western Midstream Operating LP, 6.15%, 4/1/33	47,000	47,637
Williams Cos., Inc. (The), 5.75%, 6/24/44	322,000	314,891
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	$200,000	$176,135
Total Energy		16,851,783
FINANCIAL – 6.1%
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	135,000	126,512
American Tower Trust #1, 5.49%, 3/15/28(a)	1,400,000	1,413,095
Americo Life, Inc., 3.45%, 4/15/31(a)	110,000	85,978
Athene Global Funding, 1.73%, 10/2/26(a)	237,000	205,846
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(b)	496,000	472,168
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(b)	45,000	39,995
Bank of America Corp., 4.08%, 4/23/40 (4.08% fixed rate until 4/23/39; 1.32% + 3 month USD LIBOR thereafter)(b)	73,000	63,470
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,489,382
Bank of America Corp., (5 year CMT + 2.000%), 3.85%, 3/8/37(b)	335,000	285,584
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25(b)	32,000	29,859
Bank of America Corp., (SOFR + 1.210%), 2.57%, 10/20/32(b)	530,000	433,176
Bank of America Corp., (SOFR + 1.330%), 3.38%, 4/2/26(b)	106,000	101,629
Bank of America Corp., (SOFR + 1.580%), 3.31%, 4/22/42(b)	153,000	118,350
Bank of America Corp., (SOFR + 1.830%), 4.57%, 4/27/33(b)	70,000	66,633

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   29

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(b)	$1,367,000	$1,306,038
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(b)(d)	290,000	277,804
Bank of America Corp., Series N, (SOFR + 1.220%), 2.65%, 3/11/32(b)	1,675,000	1,398,325
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	496,000	479,312
BankUnited, Inc., 4.88%, 11/17/25	459,000	411,367
BankUnited, Inc., 5.13%, 6/11/30	168,000	142,204
Blackstone Secured Lending Fund, 2.85%, 9/30/28	1,300,000	1,066,690
BOC Aviation USA Corp., 1.63%, 4/29/24(a)	200,000	191,890
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	484,162
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	564,248
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	464,677
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	373,232
Cantor Fitzgerald L.P., 4.50%, 4/14/27(a)	1,225,000	1,142,041
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(b)	820,000	730,955
Citigroup, Inc., 5.88%, 2/22/33	302,000	308,516
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32 (SOFR + 1.379%)d(b)	300,000	248,897
Citigroup, Inc., (SOFR + 1.379%), 2.90%, 11/3/42(b)	51,000	36,479
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30(b)	160,000	140,092
Citigroup, Inc., (SOFR + 1.546%), 5.61%, 9/29/26(b)	153,000	154,140
Citigroup, Inc., (SOFR + 2.107%), 2.57%, 6/3/31(b)	58,000	48,935
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., Junior Subordinated Bond, Series V, 4.70%, 1/30/25 (SOFR + 3.234%)(b)(d)	$55,000	$48,125
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(b)	5,000	4,737
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(b)	700,000	667,348
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(b)(d)	225,000	210,375
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	218,000	223,986
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,637,000	1,587,395
Citizens Financial Group, Inc., 2.64%, 9/30/32	363,000	260,228
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	846,073
Corporate Office Properties L.P., 2.90%, 12/1/33	68,000	47,414
Crown Castle, Inc., 5.00%, 1/11/28	91,000	91,720
Crown Castle, Inc., 5.20%, 2/15/49	44,000	41,079
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26(a)	970,000	858,517
Equitable Financial Life Global Funding, 1.30%, 7/12/26(a)	138,000	122,009
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	398,021
F&G Annuities & Life, Inc., 7.40%, 1/13/28(a)	140,000	140,853
F&G Global Funding, 0.90%, 9/20/24(a)	184,000	172,045
F&G Global Funding, 2.30%, 4/11/27(a)	160,000	142,020
Federal Realty Investment Trust, 1.25%, 2/15/26	1,150,000	1,049,209
First Horizon Bank, 5.75%, 5/1/30	250,000	234,911

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/41(a)	$940,000	$747,467
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	145,567
Goldman Sachs Group, Inc., (The), 5.70%, 11/1/24	146,000	147,034
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	379,000	361,961
Goldman Sachs Group, Inc. (The), 3.81%, 4/23/29 (3.81% fixed rate until 4/23/28; 1.16% + 3 month USD LIBOR thereafter)(b)	925,000	868,907
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27(b)	188,000	165,327
Goldman Sachs Group, Inc. (The), (SOFR + 1.248%), 2.38%, 7/21/32(b)	120,000	97,426
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32(b)	770,000	641,402
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42(b)	132,000	99,369
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(b)	1,135,000	1,087,664
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	390,000	421,706
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(a)	1,000,000	755,000
HNA 2015 LLC, 2.37%, 9/18/27	247,878	239,514
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	96,000	81,085
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	663,311
Intercontinental Exchange, Inc., 4.95%, 6/15/52	138,000	133,259
Intercontinental Exchange, Inc., 5.20%, 6/15/62	92,000	92,388
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(b)	$604,000	$569,239
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)(b)	2,250,000	1,964,181
JPMorgan Chase & Co., 3.78%, 2/1/28 (3.78% fixed rate until 2/1/27; 1.34% + 3 month USD LIBOR thereafter)(b)	300,000	286,846
JPMorgan Chase & Co., (3 month USD LIBOR + 1.380%), 3.54%, 5/1/28(b)	154,000	145,597
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29(b)	119,000	103,255
JPMorgan Chase & Co., (SOFR + 1.180%), 2.55%, 11/8/32(b)	646,000	535,595
JPMorgan Chase & Co., (SOFR + 1.250%), 2.58%, 4/22/32(b)	405,000	340,869
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41(b)	575,000	396,872
JPMorgan Chase & Co., (SOFR + 2.080%), 4.91%, 7/25/33(b)	73,000	72,558
JPMorgan Chase & Co., (SOFR + 2.580%), 5.72%, 9/14/33(b)	215,000	220,237
JPMorgan Chase & Co., Junior Subordinated Bond, Series HH, 4.60%, 2/1/25 (SOFR + 3.125%)(b)(d)	165,000	153,450
JPMorgan Chase & Co., Junior Subordinated Bond, Series II, 4.00%, 4/1/25 (SOFR + 2.745%)(b)(d)	975,000	866,387
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(b)(d)	129,000	125,581

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   31

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(b)	$1,240,000	$1,184,944
KeyBank NA, 5.85%, 11/15/27	250,000	245,814
Kimco Realty OP LLC, 2.25%, 12/1/31	1,100,000	861,753
Kimco Realty OP LLC, 4.60%, 2/1/33	135,000	126,587
Liberty Mutual Group, Inc., 3.95%, 5/15/60(a)	85,000	59,224
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	90,890
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	700,000	674,073
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	953,794
LPL Holdings, Inc., 4.38%, 5/15/31(a)	325,000	287,336
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(b)	8,000	7,326
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	849,823
Morgan Stanley, 3.62%, 4/1/31 (SOFR + 3.120%)(b)	46,000	42,066
Morgan Stanley, 3.63%, 1/20/27	405,000	389,788
Morgan Stanley, 3.95%, 4/23/27	950,000	918,433
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(b)	440,000	424,387
Morgan Stanley, (SOFR + 0.560%), 1.16%, 10/21/25(b)	92,000	85,914
Morgan Stanley, (SOFR + 0.858%), 1.51%, 7/20/27(b)	246,000	218,614
Morgan Stanley, (SOFR + 1.178%), 2.24%, 7/21/32(b)	210,000	168,495
Morgan Stanley, (SOFR + 1.290%), 2.94%, 1/21/33(b)	2,450,000	2,075,547
Morgan Stanley, (SOFR + 1.360%), 2.48%, 9/16/36(b)	32,000	24,310
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42(b)	$132,000	$101,798
Morgan Stanley, (SOFR + 1.669%), 4.68%, 7/17/26(b)	62,000	61,183
Morgan Stanley, (SOFR + 2.620%), 5.30%, 4/20/37(b)	168,000	158,374
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(b)	1,155,000	1,093,613
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	1,310,000	1,229,030
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	200,000	134,640
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	150,000	123,375
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	841,094
National Health Investors, Inc., 3.00%, 2/1/31	100,000	75,484
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(b)	165,000	156,334
New York Life Global Funding, 4.85%, 1/9/28(a)	78,000	79,153
Nuveen Finance LLC, 4.13%, 11/1/24(a)	400,000	392,010
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,118,942
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	169,000	123,609
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	96,000	75,825
OneMain Finance Corp., 6.63%, 1/15/28	100,000	91,681
OneMain Finance Corp., 8.25%, 10/1/23	125,000	125,387
OWL Rock Core Income Corp., 7.75%, 9/16/27(a)	1,375,000	1,354,561
Piedmont Operating Partnership L.P., 3.40%, 6/1/23	1,000,000	990,413

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Preservation Of Affordable Housing, Inc., 4.48%, 12/1/32	$1,000,000	$938,963
Principal Life Global Funding II, 0.50%, 1/8/24(a)	109,000	105,004
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	403,878
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(b)	70,000	65,275
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(b)	201,000	197,734
Realty Income Corp., 3.25%, 1/15/31	285,000	251,052
Regency Centers L.P., 3.75%, 6/15/24	500,000	488,484
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	259,000	271,901
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	474,961
SBA Tower Trust, 6.60%, 1/15/28(a)	1,000,000	1,055,395
SBL Holdings, Inc., 5.00%, 2/18/31(a)	124,000	102,744
Sculptor Alternative Solutions LLC, 6.00%, 5/15/37(a)	1,720,000	1,401,284
Security Benefit Global Funding, 1.25%, 5/17/24(a)	84,000	79,659
Signature Bank, 4.00%, 10/15/30 (3 month AMBOR + 3.890%)	150,000	6,375
Sun Communities Operating L.P., 5.70%, 1/15/33	285,000	285,187
SVB Financial Group, (SOFR + 1.713%), 4.35%, 4/29/28(c)	97,000	58,927
Synchrony Financial, 4.50%, 7/23/25	708,000	641,766
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(a)	210,000	151,391
Thirax 2 LLC, 2.32%, 1/22/34	926,831	842,594
Truist Financial Corp, (SOFR + 1.456%), 4.26%, 7/28/26(b)	118,000	113,753
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	$353,000	$340,638
U.S. Bancorp, (5 year CMT + 0.950%), 2.49%, 11/3/36(b)	195,000	150,508
USAA Capital Corp., 2.13%, 5/1/30(a)	1,000,000	833,029
USAA Capital Corp., 3.38%, 5/1/25(a)	150,000	144,827
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31(b)	231,000	198,672
Visa, Inc., 1.90%, 4/15/27	1,000,000	919,822
Vornado Realty L.P., 2.15%, 6/1/26	78,000	62,504
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(b)	814,000	606,633
Wells Fargo & Co., 4.30%, 7/22/27	830,000	804,376
Wells Fargo & Co., 5.61%, 1/15/44	84,000	80,941
Wells Fargo & Co., (SOFR + 1.262%), 2.57%, 2/11/31(b)	670,000	567,783
Wells Fargo & Co., (SOFR + 1.560%), 4.54%, 8/15/26(b)	850,000	834,329
Wells Fargo & Co., (SOFR + 2.130%), 4.61%, 4/25/53(b)	96,000	85,115
Weyerhaeuser Co., 4.00%, 3/9/52	64,000	51,734
Willis North America, Inc., 4.65%, 6/15/27	225,000	221,398
WR Berkley Corp., 4.00%, 5/12/50	160,000	128,929
Zions Bancorp NA, 3.25%, 10/29/29	271,000	189,381
Total Financial		66,749,370
INDUSTRIAL – 1.0%
AECOM, 5.13%, 3/15/27	100,000	99,057
Agilent Technologies, Inc., 2.30%, 3/12/31	180,000	150,867
Allegion US Holding Co., Inc., 5.41%, 7/1/32	64,000	64,169
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	62,000	51,577
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	89,000	87,150
Amsted Industries, Inc., 5.63%, 7/1/27(a)	200,000	194,500

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   33

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Ball Corp., 3.13%, 9/15/31	$100,000	$82,750
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	916,888
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,067,014
Boeing Co. (The), 3.38%, 6/15/46	79,000	56,064
Boeing Co. (The), 3.63%, 3/1/48	565,000	404,648
Boeing Co. (The), 5.93%, 5/1/60	159,000	158,810
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	27,000	25,013
Burlington Northern Santa Fe LLC, 4.45%, 1/15/53	67,000	62,583
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	296,717
Carrier Global Corp., 3.38%, 4/5/40	180,000	143,083
Caterpillar Financial Services Corp., 1.70%, 1/8/27	125,000	114,277
Caterpillar Financial Services Corp., 3.60%, 8/12/27	97,000	94,909
Caterpillar Financial Services Corp., 4.80%, 1/6/26	109,000	110,790
Caterpillar Financial Services Corp., 5.40%, 3/10/25	135,000	137,504
Clean Harbors, Inc., 6.38%, 2/1/31(a)	25,000	25,506
CNH Industrial Capital LLC, 1.88%, 1/15/26	27,000	24,873
CNH Industrial Capital LLC, 4.20%, 1/15/24	77,000	76,156
CNH Industrial Capital LLC, 5.45%, 10/14/25	47,000	47,525
CSX Corp., 4.50%, 11/15/52	110,000	100,584
Flowserve Corp., 2.80%, 1/15/32	245,000	194,356
GATX Corp., Senior Note, 3.25%, 9/15/26	107,000	100,882
Honeywell International, Inc., 1.75%, 9/1/31	119,000	97,631
Illinois Tool Works, Inc., 3.50%, 3/1/24	8,000	7,896
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	49,000	49,051
John Deere Capital Corp., 3.40%, 6/6/25	326,000	319,429
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
John Deere Capital Corp., 1.30%, 10/13/26	$92,000	$83,055
John Deere Capital Corp., 4.75%, 1/20/28	137,000	139,877
Kansas City Southern, 4.70%, 5/1/48	70,000	64,101
Nature Conservancy (The), 5.89%, 2/1/24 (3 month USD LIBOR + 1.08%)(b)	520,000	521,636
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	255,128
Northrop Grumman Corp., 4.95%, 3/15/53	60,000	59,821
Parker-Hannifin Corp., 4.25%, 9/15/27	125,000	122,632
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.70%, 2/1/28(a)	91,000	91,816
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(a)	246,000	229,161
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 7/1/27(a)	108,000	103,607
Raytheon Technologies Corp., 5.38%, 2/27/53	79,000	83,149
REPUBLIC SERVICES, Inc. SR UNSECURED 04/34 5, 5.00%, 4/1/34	1,109,000	1,129,876
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28(a)	25,000	25,279
Sonoco Products Co., 1.80%, 2/1/25	406,000	382,125
Standard Industries, Inc., 4.38%, 7/15/30(a)	175,000	152,250
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	125,000	116,773
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60(b)	309,000	243,468
Tote Shipholdings LLC, 3.40%, 10/16/40	973,000	900,943
Trimble, Inc., 6.10%, 3/15/33	63,000	63,598
Trimble, Inc., Senior Note, 4.90%, 6/15/28	62,000	61,618
Union Pacific Corp., 2.97%, 9/16/62	225,000	148,784
Vontier Corp., 2.95%, 4/1/31	7,000	5,603
Total Industrial		10,346,559

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – 0.8%
Apple, Inc., 1.40%, 8/5/28	$240,000	$210,272
Apple, Inc., 2.65%, 5/11/50	106,000	74,723
Apple, Inc., 2.70%, 8/5/51	75,000	52,838
Apple, Inc., 2.80%, 2/8/61	10,000	6,806
Apple, Inc., 3.95%, 8/8/52	95,000	85,081
Apple, Inc., 4.10%, 8/8/62	97,000	86,464
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	482,898
Broadcom, Inc., 2.45%, 2/15/31(a)	198,000	162,106
Broadcom, Inc., 3.14%, 11/15/35(a)	194,000	149,198
Broadcom, Inc., 3.19%, 11/15/36(a)	202,000	153,079
Broadcom, Inc., 3.42%, 4/15/33(a)	809,000	676,898
Broadcom, Inc., 4.93%, 5/15/37(a)	224,000	203,702
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	283,348
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	349,613
Dell International LLC/EMC Corp., 3.38%, 12/15/41(a)	165,000	115,506
Dell International LLC/EMC Corp., 8.10%, 7/15/36	108,000	125,990
Fidelity National Information Services, Inc., 5.63%, 7/15/52	92,000	88,281
Fiserv, Inc., 4.40%, 7/1/49	166,000	141,827
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	384,000	353,064
Intel Corp., 4.15%, 8/5/32	1,000,000	964,615
Intel Corp., 5.20%, 2/10/33	221,000	225,087
Intel Corp., 5.63%, 2/10/43	95,000	97,360
Intel Corp., 5.90%, 2/10/63	15,000	15,439
KLA Corp., 4.95%, 7/15/52	114,000	112,993
Kyndryl Holdings, Inc., 2.05%, 10/15/26	2,000	1,738
Kyndryl Holdings, Inc., 3.15%, 10/15/31	22,000	16,826
Leidos, Inc., 4.38%, 5/15/30	119,000	112,110
Leidos, Inc., 5.75%, 3/15/33	68,000	69,499
Oracle Corp., 2.30%, 3/25/28	244,000	218,361
Oracle Corp., 4.00%, 11/15/47	108,000	82,378
Oracle Corp., 4.90%, 2/6/33	72,000	70,522
Oracle Corp., 5.55%, 2/6/53	36,000	34,273
Oracle Corp., 6.25%, 11/9/32	2,120,000	2,280,169
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Oracle Corp., Senior Bond, 3.80%, 11/15/37	$296,000	$245,750
QUALCOMM, Inc., 6.00%, 5/20/53	52,000	59,080
Texas Instruments, Inc., 4.60%, 2/15/28	90,000	91,865
Texas Instruments, Inc., 5.00%, 3/14/53	74,000	78,046
Total Technology		8,577,805
UTILITIES – 2.9%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	372,076
AES Corp. (The), 2.45%, 1/15/31	190,000	154,685
Alabama Power Co., 3.75%, 3/1/45	170,000	136,747
Alexander Funding Trust, 1.84%, 11/15/23(a)	555,000	538,340
Ameren Illinois Co., 5.90%, 12/1/52	22,000	24,576
American Electric Power Co., Inc., 5.63%, 3/1/33	130,000	134,469
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	93,000	87,320
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	215,251
Arizona Public Service Co., 3.75%, 5/15/46	500,000	382,342
Arizona Public Service Co., 6.35%, 12/15/32	630,000	684,292
Atmos Energy Corp., 5.75%, 10/15/52	99,000	107,964
Avangrid, Inc., 3.20%, 4/15/25	378,000	361,746
Calpine Corp., 3.75%, 3/1/31(a)	450,000	379,563
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50(b)	117,000	101,086
Commonwealth Edison Co., 3.70%, 8/15/28	320,000	307,184
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	90,247
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	6,000	4,511

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   35

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	$55,000	$49,218
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52	40,000	45,082
Consolidated Edison Co. of New York, Inc., Series 20B, Senior Bond, 3.95%, 4/1/50	90,000	74,467
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	24,000	24,016
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(b)	55,000	51,725
Dominion Energy, Inc., Series C, 3.38%, 4/1/30	230,000	209,052
DTE Electric Co., 3.95%, 3/1/49	258,000	217,043
DTE Electric Co., Series A, 1.90%, 4/1/28	1,000,000	882,502
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	880,806
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	535,353
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	43,741
Duke Energy Florida LLC, 5.95%, 11/15/52	51,000	56,746
Duke Energy Indiana LLC, 2.75%, 4/1/50	930,000	614,384
Duke Energy Ohio, Inc., 5.65%, 4/1/53	37,000	38,798
Emera US Finance L.P., 3.55%, 6/15/26	225,000	214,425
Emera US Finance L.P., 4.75%, 6/15/46	190,000	154,099
Entergy Louisiana LLC, 4.75%, 9/15/52	40,000	37,577
Entergy Mississippi LLC, 3.50%, 6/1/51	41,000	30,810
Entergy Texas, Inc., 4.50%, 3/30/39	424,000	387,322
Entergy Texas, Inc., 5.00%, 9/15/52	40,000	38,825
Essential Utilities, Inc., 3.35%, 4/15/50	101,000	71,987
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Evergy Missouri West, Inc., 5.15%, 12/15/27(a)	$46,000	$46,358
Exelon Corp., 5.60%, 3/15/53	88,000	89,619
Florida Power & Light Co., 2.88%, 12/4/51	570,000	399,991
Georgia Power Co., Series A, 3.25%, 3/15/51	175,000	125,114
Indiana Michigan Power Co., 5.63%, 4/1/53	42,000	43,732
Interstate Power & Light Co., 3.50%, 9/30/49	92,000	69,005
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	400,272
ITC Holdings Corp., 4.95%, 9/22/27(a)	534,000	537,116
Jersey Central Power & Light Co., 2.75%, 3/1/32(a)	62,000	51,853
KeySpan Gas East Corp., 5.99%, 3/6/33(a)	178,000	183,513
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(a)	1,138,000	894,293
Metropolitan Edison Co., 5.20%, 4/1/28(a)	57,000	57,578
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	590,276
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,224,732
National Rural Utilities Cooperative Finance Corp., 1.88%, 2/7/25	78,000	73,959
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	543,000	525,526
National Rural Utilities Cooperative Finance Corp., 4.15%, 12/15/32	1,000,000	951,160
National Rural Utilities Cooperative Finance Corp., 4.80%, 3/15/28	108,000	109,031
New York State Electric & Gas Corp., 2.15%, 10/1/31(a)	1,225,000	980,753
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	253,000	257,377
NiSource, Inc., 5.25%, 3/30/28	205,000	208,534
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	684,530

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Ohio Edison Co., 5.50%, 1/15/33(a)	$930,000	$951,340
Oklahoma Gas and Electric Co., 5.60%, 4/1/53	37,000	38,013
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	696,988
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32	98,000	94,575
Pacific Gas & Electric Co., 4.95%, 6/8/25	57,000	56,316
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	76,058
Pacific Gas and Electric Co., 4.30%, 3/15/45	223,000	167,764
Pacific Gas and Electric Co., 6.70%, 4/1/53	1,240,000	1,275,041
PacifiCorp, 2.90%, 6/15/52	748,000	512,953
PacifiCorp, 4.13%, 1/15/49	135,000	115,337
PacifiCorp., 5.35%, 12/1/53	1,825,000	1,867,601
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	75,355
Public Service Co. of Colorado, 2.70%, 1/15/51	274,000	182,140
Public Service Co. of Colorado, 3.70%, 6/15/28	102,000	98,582
Public Service Co. of Colorado, 4.10%, 6/15/48	244,000	207,002
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	207,000	169,189
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	284,290
PUBLIC SERVICE ELECTRIC SECURED 03/53 5.125, 5.13%, 3/15/53	800,000	819,738
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	956,329
SCE Recovery Funding LLC, Senior Secured Bond, Series A-2, 2.94%, 11/15/44	1,627,000	1,341,653
Southern California Edison Co., 1.10%, 4/1/24	355,000	341,235
Southern California Edison Co., 5.85%, 11/1/27	770,000	811,315
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	90,948
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Southern California Gas Co., Series VV, 4.30%, 1/15/49	$75,000	$63,456
Southern Co. (The), 4.48%, 8/1/24(e)	116,000	114,582
Southwestern Electric Power Co., 5.30%, 4/1/33	58,000	58,436
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	282,552
Spire Missouri, Inc., 4.80%, 2/15/33	63,000	62,869
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	405,400	396,508
Union Electric Co., 2.95%, 6/15/27	96,000	90,772
Union Electric Co., 3.90%, 4/1/52	1,155,000	968,489
Vistra Corp., (5 year CMT + 5.740%), 7.00%, 12/15/26(a)(b)(d)	1,000,000	880,000
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	305,000	294,499
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	100,000	94,550
Wisconsin Power and Light Co., 4.95%, 4/1/33	46,000	46,285
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	349,482
Total Utilities		32,176,941
TOTAL CORPORATE BONDS (Cost: $222,928,745)		203,738,365
U.S. GOVERNMENT AGENCIES – 16.6%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,031,345
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	423,764	333,693
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	99,391	91,769
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,397,496	1,989,032
Federal Home Loan Mortgage Corp., 2.00%, 10/1/51	482,233	399,080
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	47,597	39,814
Federal Home Loan Mortgage Corp., 2.00%, 3/1/52	1,821,281	1,511,657
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	56,291	54,090

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   37

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	$10,025,645	$8,662,953
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	287,463	251,583
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,529,086	2,183,965
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	350,069	304,758
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1,613,166	1,399,940
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	153,371	146,837
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	232,391	218,034
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	472,623	436,372
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	200,024	184,216
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	679,426	622,425
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	244,087	223,075
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	61,570	55,787
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	352,594	319,340
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	2,891,841	2,608,741
Federal Home Loan Mortgage Corp., 3.00%, 1/1/52	1,376,306	1,248,685
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	59,411	56,749
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	290,710	277,649
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	129,152	123,280
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	181,521	173,260
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	119,179	112,641
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	148,845	140,524
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	136,004	128,330
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	462,957	434,943
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	29,440	27,358
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	2,381,989	2,214,410
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 6/1/52	$1,512,823	$1,412,689
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	88,851	87,050
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	163,818	160,497
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	3,543	3,462
Federal Home Loan Mortgage Corp., 4.00%, 4/1/52	565,476	541,173
Federal Home Loan Mortgage Corp., 4.00%, 9/1/52	3,403,855	3,255,438
Federal Home Loan Mortgage Corp., 4.50%, 11/1/37	504,715	503,072
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	25,612	25,815
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	203,511	202,929
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	45,855	45,493
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	47,939	47,753
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	111,044	110,801
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	121,002	121,175
Federal Home Loan Mortgage Corp., 4.50%, 6/1/52	374,565	366,971
Federal Home Loan Mortgage Corp., 4.50%, 7/1/52	362,862	355,520
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	109,118	111,566
Federal Home Loan Mortgage Corp., 5.00%, 7/1/52	2,004,724	1,999,199
Federal Home Loan Mortgage Corp., 5.00%, 9/1/52	2,919,509	2,911,464
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	929,758
Federal National Mortgage Association, 0.88%, 8/5/30	1,525,000	1,244,894
Federal National Mortgage Association, 1.50%, 10/1/50	393,284	309,694
Federal National Mortgage Association, 1.50%, 12/1/50	1,790,284	1,407,630
Federal National Mortgage Association, 1.50%, 7/1/51	603,532	474,560
Federal National Mortgage Association, 1.63%, 1/7/25	340,000	325,017

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 2.00%, 12/1/40	$495,716	$428,561
Federal National Mortgage Association, 2.00%, 2/1/41	414,494	354,216
Federal National Mortgage Association, 2.00%, 5/1/41	831,446	718,801
Federal National Mortgage Association, 2.00%, 9/1/50	3,036,918	2,520,005
Federal National Mortgage Association, 2.00%, 10/1/50	1,536,012	1,275,559
Federal National Mortgage Association, 2.00%, 11/1/50	389,023	322,730
Federal National Mortgage Association, 2.00%, 1/1/51	803,149	672,282
Federal National Mortgage Association, 2.00%, 1/1/51	401,381	332,935
Federal National Mortgage Association, 2.00%, 2/1/51	437,262	362,628
Federal National Mortgage Association, 2.00%, 4/1/51	1,808,258	1,499,053
Federal National Mortgage Association, 2.00%, 5/1/51	6,363,039	5,274,487
Federal National Mortgage Association, 2.00%, 6/1/51	4,488,317	3,720,115
Federal National Mortgage Association, 2.50%, 4/1/31	347,913	328,112
Federal National Mortgage Association, 2.50%, 5/1/43	198,472	174,101
Federal National Mortgage Association, 2.50%, 8/1/46	483,797	424,353
Federal National Mortgage Association, 2.50%, 9/1/46	40,335	35,379
Federal National Mortgage Association, 2.50%, 10/1/46	120,667	105,403
Federal National Mortgage Association, 2.50%, 8/1/50	603,421	521,388
Federal National Mortgage Association, 2.50%, 10/1/50	310,263	268,109
Federal National Mortgage Association, 2.50%, 2/1/51	219,968	192,982
Federal National Mortgage Association, 2.50%, 4/1/51	1,557,327	1,342,598
Federal National Mortgage Association, 2.50%, 4/1/51	351,467	307,599
Federal National Mortgage Association, 2.50%, 8/1/51	962,019	830,760
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 2.50%, 9/1/51	$1,851,344	$1,597,543
Federal National Mortgage Association, 2.50%, 2/1/52	938,371	814,043
Federal National Mortgage Association, 2.50%, 2/1/52	714,497	620,055
Federal National Mortgage Association, 2.50%, 2/1/52	2,293,173	1,985,578
Federal National Mortgage Association, 2.50%, 3/1/52	259,504	225,122
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	976,232
Federal National Mortgage Association, 3.00%, 5/1/30	107,900	103,356
Federal National Mortgage Association, 3.00%, 5/1/32	354,518	338,999
Federal National Mortgage Association, 3.00%, 10/1/32	273,175	261,223
Federal National Mortgage Association, 3.00%, 5/1/40	211,090	196,265
Federal National Mortgage Association, 3.00%, 5/1/43	341,359	314,822
Federal National Mortgage Association, 3.00%, 9/1/46	115,080	105,482
Federal National Mortgage Association, 3.00%, 11/1/46	205,489	188,837
Federal National Mortgage Association, 3.00%, 11/1/46	175,109	160,378
Federal National Mortgage Association, 3.00%, 1/1/47	205,743	188,551
Federal National Mortgage Association, 3.00%, 2/1/47	1,045,853	964,609
Federal National Mortgage Association, 3.00%, 12/1/49	329,187	298,287
Federal National Mortgage Association, 3.00%, 2/1/50	823,796	745,732
Federal National Mortgage Association, 3.00%, 7/1/50	4,173,974	3,794,920
Federal National Mortgage Association, 3.00%, 9/1/51	320,101	290,510
Federal National Mortgage Association, 3.00%, 2/1/52	4,086,925	3,673,022
Federal National Mortgage Association, 3.00%, 3/1/52	470,822	424,235
Federal National Mortgage Association, 3.00%, 4/1/52	480,262	432,242

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   39

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 4/1/52	$648,900	$585,291
Federal National Mortgage Association, 3.00%, 4/1/52	108,085	97,386
Federal National Mortgage Association, 3.50%, 12/1/30	28,638	27,892
Federal National Mortgage Association, 3.50%, 1/1/35	110,841	107,393
Federal National Mortgage Association, 3.50%, 6/1/37	932,914	902,413
Federal National Mortgage Association, 3.50%, 5/1/40	71,888	68,586
Federal National Mortgage Association, 3.50%, 1/1/41	179,028	170,863
Federal National Mortgage Association, 3.50%, 8/1/42	134,979	128,776
Federal National Mortgage Association, 3.50%, 11/1/42	224,509	214,167
Federal National Mortgage Association, 3.50%, 8/1/43	102,462	97,640
Federal National Mortgage Association, 3.50%, 1/1/45	10,893	10,351
Federal National Mortgage Association, 3.50%, 12/1/45	159,692	150,770
Federal National Mortgage Association, 3.50%, 12/1/45	222,786	210,823
Federal National Mortgage Association, 3.50%, 8/1/46	179,496	169,521
Federal National Mortgage Association, 3.50%, 12/1/46	82,943	78,541
Federal National Mortgage Association, 3.50%, 12/1/46	98,302	93,786
Federal National Mortgage Association, 3.50%, 1/1/47	95,681	90,335
Federal National Mortgage Association, 3.50%, 4/1/47	287,023	269,562
Federal National Mortgage Association, 3.50%, 9/1/47	130,821	123,358
Federal National Mortgage Association, 3.50%, 11/1/47	40,345	38,066
Federal National Mortgage Association, 3.50%, 11/1/47	4,818	4,587
Federal National Mortgage Association, 3.50%, 6/1/48	144,366	136,029
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 6/1/48	$152,011	$143,445
Federal National Mortgage Association, 3.50%, 11/1/48	199,938	188,640
Federal National Mortgage Association, 3.50%, 3/1/49	171,768	162,030
Federal National Mortgage Association, 3.50%, 6/1/49	70,436	66,423
Federal National Mortgage Association, 3.50%, 4/1/50	1,085,345	1,011,610
Federal National Mortgage Association, 3.50%, 2/1/52	936,911	877,944
Federal National Mortgage Association, 3.50%, 3/1/52	1,517,659	1,410,305
Federal National Mortgage Association, 3.50%, 5/1/52	509,123	473,111
Federal National Mortgage Association, 3.50%, 5/1/52	1,442,984	1,341,097
Federal National Mortgage Association, 3.50%, 7/1/52	2,486,034	2,310,177
Federal National Mortgage Association, 4.00%, 11/1/37	1,054,099	1,037,748
Federal National Mortgage Association, 4.00%, 9/1/40	130,429	127,649
Federal National Mortgage Association, 4.00%, 3/1/41	238,200	233,124
Federal National Mortgage Association, 4.00%, 9/1/42	25,664	25,055
Federal National Mortgage Association, 4.00%, 5/1/44	2,509,755	2,444,119
Federal National Mortgage Association, 4.00%, 1/1/45	10,160	9,920
Federal National Mortgage Association, 4.00%, 12/1/45	263,611	257,010
Federal National Mortgage Association, 4.00%, 7/1/46	218,888	213,384
Federal National Mortgage Association, 4.00%, 3/1/47	120,732	117,016
Federal National Mortgage Association, 4.00%, 9/1/47	151,744	147,630
Federal National Mortgage Association, 4.00%, 10/1/47	70,739	68,800
Federal National Mortgage Association, 4.00%, 12/1/47	94,133	91,717
Federal National Mortgage Association, 4.00%, 1/1/48	199,088	193,609

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 4/1/48	$70,083	$68,185
Federal National Mortgage Association, 4.00%, 3/1/49	1,236,802	1,200,125
Federal National Mortgage Association, 4.00%, 4/1/52	470,039	454,272
Federal National Mortgage Association, 4.00%, 5/1/52	1,600,088	1,530,986
Federal National Mortgage Association, 4.00%, 6/1/52	467,744	447,350
Federal National Mortgage Association, 4.00%, 7/1/52	1,201,845	1,149,814
Federal National Mortgage Association, 4.00%, 8/1/52	2,731,536	2,612,999
Federal National Mortgage Association, 4.00%, 9/1/52	2,488,307	2,379,810
Federal National Mortgage Association, 4.00%, 10/1/52	3,868,703	3,700,019
Federal National Mortgage Association, 4.50%, 9/1/40	127,482	127,875
Federal National Mortgage Association, 4.50%, 2/1/41	255,026	256,477
Federal National Mortgage Association, 4.50%, 9/1/42	2,150	2,149
Federal National Mortgage Association, 4.50%, 12/1/43	13,108	13,087
Federal National Mortgage Association, 4.50%, 7/1/46	90,012	89,863
Federal National Mortgage Association, 4.50%, 11/1/47	39,463	39,421
Federal National Mortgage Association, 4.50%, 1/1/48	114,624	114,663
Federal National Mortgage Association, 4.50%, 2/1/48	20,324	20,331
Federal National Mortgage Association, 4.50%, 3/1/48	69,912	69,683
Federal National Mortgage Association, 4.50%, 5/1/48	85,438	85,467
Federal National Mortgage Association, 4.50%, 5/1/48	60,175	60,196
Federal National Mortgage Association, 4.50%, 6/1/52	185,769	182,010
Federal National Mortgage Association, 4.50%, 6/1/52	2,778,313	2,722,258
Federal National Mortgage Association, 4.50%, 7/1/52	158,242	155,058
Federal National Mortgage Association, 4.50%, 8/1/52	3,192,712	3,128,130
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.50%, 9/1/52	$9,764,594	$9,566,822
Federal National Mortgage Association, 4.50%, 11/1/52	229,556	224,902
Federal National Mortgage Association, 4.50%, 12/1/52	1,606,422	1,573,854
Federal National Mortgage Association, 4.50%, 3/1/53	997,305	977,086
Federal National Mortgage Association, 5.00%, 9/1/40	98,380	100,477
Federal National Mortgage Association, 5.00%, 2/1/41	77,201	78,850
Federal National Mortgage Association, 5.00%, 7/1/44	186,017	192,811
Federal National Mortgage Association, 5.00%, 5/1/48	43,110	43,711
Federal National Mortgage Association, 5.00%, 8/1/48	17,962	18,285
Federal National Mortgage Association, 5.00%, 7/1/52	811,391	809,403
Federal National Mortgage Association, 5.00%, 8/1/52	1,234,498	1,231,509
Federal National Mortgage Association, 5.00%, 9/1/52	201,262	200,707
Federal National Mortgage Association, 5.00%, 10/1/52	5,282,294	5,267,737
Federal National Mortgage Association, 5.50%, 2/1/42	41,172	42,746
Federal National Mortgage Association, 5.50%, 12/1/52	974,171	983,966
Federal National Mortgage Association, 5.50%, 2/1/53	1,050,566	1,061,129
Federal National Mortgage Association, Series 2017-51, Class CP, CMO, REMIC, 3.00%, 2/25/47	326,473	304,483
Government National Mortgage Association, 2.00%, 3/20/51	383,266	327,243
Government National Mortgage Association, 2.00%, 7/20/51	467,093	398,245
Government National Mortgage Association, 2.00%, 10/20/51	196,937	167,698

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   41

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 2.50%, 12/20/46	$80,904	$72,255
Government National Mortgage Association, 2.50%, 10/20/50	1,303,981	1,128,095
Government National Mortgage Association, 2.50%, 5/20/51	4,653,250	4,106,761
Government National Mortgage Association, 2.50%, 8/20/51	343,726	302,576
Government National Mortgage Association, 2.50%, 11/20/51	447,798	394,188
Government National Mortgage Association, 2.50%, 12/20/51	2,268,776	1,996,581
Government National Mortgage Association, 2.50%, 5/20/52	1,426,828	1,255,115
Government National Mortgage Association, 3.00%, 12/20/42	182,934	170,277
Government National Mortgage Association, 3.00%, 12/20/45	56,245	52,278
Government National Mortgage Association, 3.00%, 9/20/46	82,413	76,333
Government National Mortgage Association, 3.00%, 10/20/46	171,541	158,847
Government National Mortgage Association, 3.00%, 2/20/47	199,303	184,245
Government National Mortgage Association, 3.00%, 4/20/47	134,998	124,754
Government National Mortgage Association, 3.00%, 12/20/47	60,710	55,949
Government National Mortgage Association, 3.00%, 1/20/48	125,692	116,220
Government National Mortgage Association, 3.00%, 9/20/49	98,062	90,167
Government National Mortgage Association, 3.00%, 12/20/49	195,854	180,081
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 1/20/50	$453,156	$416,554
Government National Mortgage Association, 3.00%, 4/15/50	188,045	172,475
Government National Mortgage Association, 3.00%, 8/20/50	270,113	247,260
Government National Mortgage Association, 3.00%, 8/20/50	377,598	345,539
Government National Mortgage Association, 3.00%, 8/20/50	227,180	207,822
Government National Mortgage Association, 3.00%, 10/20/50	152,740	139,582
Government National Mortgage Association, 3.00%, 10/20/50	241,987	220,990
Government National Mortgage Association, 3.00%, 7/20/51	261,476	239,272
Government National Mortgage Association, 3.00%, 12/20/51	498,682	455,105
Government National Mortgage Association, 3.00%, 4/20/52	475,001	433,045
Government National Mortgage Association, 3.00%, 5/20/52	3,966,084	3,612,086
Government National Mortgage Association, 3.50%, 2/20/42	150,758	143,997
Government National Mortgage Association, 3.50%, 7/20/42	220,277	210,533
Government National Mortgage Association, 3.50%, 11/20/42	99,524	95,213
Government National Mortgage Association, 3.50%, 8/20/45	38,629	36,774
Government National Mortgage Association, 3.50%, 9/20/45	38,447	36,563
Government National Mortgage Association, 3.50%, 4/20/46	55,218	52,514

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 12/20/46	$312,712	$297,391
Government National Mortgage Association, 3.50%, 11/20/47	104,006	98,743
Government National Mortgage Association, 3.50%, 1/20/48	107,075	101,853
Government National Mortgage Association, 3.50%, 11/20/48	427,495	405,361
Government National Mortgage Association, 3.50%, 8/20/50	153,752	145,070
Government National Mortgage Association, 3.50%, 8/20/50	149,060	141,222
Government National Mortgage Association, 3.50%, 8/20/50	187,452	176,867
Government National Mortgage Association, 3.50%, 10/20/50	64,668	61,017
Government National Mortgage Association, 3.50%, 1/20/52	953,011	893,289
Government National Mortgage Association, 3.50%, 7/20/52	1,917,845	1,797,652
Government National Mortgage Association, 3.50%, 12/20/52	2,636,081	2,470,882
Government National Mortgage Association, 4.00%, 11/20/40	74,422	73,483
Government National Mortgage Association, 4.00%, 2/20/46	153,788	150,421
Government National Mortgage Association, 4.00%, 3/20/46	58,369	57,091
Government National Mortgage Association, 4.00%, 5/20/47	84,238	82,238
Government National Mortgage Association, 4.00%, 8/20/47	43,326	42,297
Government National Mortgage Association, 4.00%, 9/20/47	653,870	639,961
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.00%, 9/20/52	$3,194,955	$3,075,496
Government National Mortgage Association, 4.50%, 9/20/39	76,247	77,212
Government National Mortgage Association, 4.50%, 7/20/41	43,969	44,526
Government National Mortgage Association, 4.50%, 2/20/47	26,904	27,092
Government National Mortgage Association, 4.50%, 8/20/47	40,998	40,983
Government National Mortgage Association, 4.50%, 1/20/48	131,983	131,862
Government National Mortgage Association, 4.50%, 3/20/48	26,231	26,212
Government National Mortgage Association, 4.50%, 7/20/48	52,291	52,028
Government National Mortgage Association, 4.50%, 6/20/49	145,965	144,757
Government National Mortgage Association, 4.50%, 12/20/52	1,738,673	1,712,364
Government National Mortgage Association, 5.00%, 7/20/45	110,228	113,220
Government National Mortgage Association, 5.00%, 11/20/52	668,566	669,776
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	118,233
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	951,075
United States International Development Finance Corp., 3.43%, 6/1/33	975,992	926,742
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	896,628

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   43

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	$804,191	$720,261
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $190,227,445)		181,475,096
ASSET-BACKED SECURITIES – 13.0%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30(a)	1,620,000	1,460,801
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24(a)	323,571	321,340
ACHV ABS TRUST, Series 2023-1PL, Class B, ABS, 6.80%, 3/18/30(a)	1,700,000	1,697,826
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,257,568	1,200,469
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.35%, 10/15/47(a)	1,000,000	1,021,088
American Express Credit Account Master Trust, Series 2022-2, Class A, ABS, 3.39%, 5/15/27	1,750,000	1,708,998
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	27,717	27,631
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	177,749	176,185
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	411,108	406,298
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	79,700	79,418
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	273,784
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	272,453
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
AMSR 2019-SFR1 Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39(a)	$100,000	$92,136
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, ABS, (3 month USD LIBOR + 1.170%), 5.96%, 7/15/34(a)(b)	2,000,000	1,950,798
Antares CLO Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 7.36%, 7/20/31(a)(b)	1,940,000	1,882,337
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 5.92%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(b)	1,000,000	982,696
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	197,583
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(a)	400,000	389,091
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	500,000	474,032
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26(a)	300,000	281,661
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27(a)	800,000	709,085
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28(a)	900,000	791,313
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, ABS, 3.83%, 8/21/28(a)	1,000,000	949,889
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, ABS, 5.20%, 10/20/27(a)	500,000	498,840

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class ASeries 2023-3A, Class A, 5.44%, 2/22/28(a)	$1,700,000	$1,699,714
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.49%, 6/20/29(a)	2,000,000	1,999,148
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.120%), 5.93%, 1/20/32(a)(b)	1,000,000	983,749
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 6.01%, 7/20/34(a)(b)	1,000,000	974,768
BHG Securitization Trust, Series 2022-C, Class B, ABS, 5.93%, 10/17/35(a)	1,690,000	1,687,754
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35(a)	60,758	57,593
Business Jet Securities LLC, Series 2022-1A, Class B, ABS, 5.19%, 6/15/37(a)	764,254	717,313
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.500%), 7.29%, 7/16/32(a)(b)	1,840,000	1,754,219
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52(a)	1,113,600	993,220
Carlyle U.S. CLO Ltd., Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 5.93%, 7/20/34(a)(b)	1,500,000	1,464,517
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	367,108
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	184,632
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	173,198
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	180,496
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	$300,000	$276,555
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	90,947
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50(a)	540,000	508,317
CarVal CLO VII-C Ltd., (SOFR + 2.20%), 6.88%, 1/20/35(a)(b)	2,000,000	1,991,906
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 5.99%, 7/20/34(a)(b)	1,750,000	1,703,754
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/60(a)	351,978	317,806
CF Hippolyta Issuer LLC, Series 2022-1A, Class A1, ABS, 5.97%, 8/15/62(a)	490,224	489,925
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32(a)	510,000	494,239
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	582,828
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, ABS, 2.57%, 7/20/51(a)	2,411,885	1,950,685
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	32,189	30,770
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50(a)	203,755	174,786
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31(a)	830,000	758,202
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 8.22%, 4/25/29(a)(b)	1,300,000	1,238,990
DigitalBridge Issuer LLC, Series 2021-1A, Class A2, 3.93%, 9/25/51(a)	1,020,000	877,555

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   45

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 5.98%, 7/15/34(a)(b)	$1,000,000	$971,535
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 5.95%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(b)	5,125	5,023
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	8,682	8,671
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51(a)	1,700,000	1,515,079
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(a)	300,000	291,024
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	300,000	295,680
Ford Credit Auto Owner Trust, Series 2020-1, Class A, ABS, 2.04%, 8/15/31(a)	800,000	759,250
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33(a)	200,000	182,190
Ford Credit Auto Owner Trust, Series 2021-1, Class A, ABS, 1.37%, 10/17/33(a)	3,000,000	2,719,310
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33(a)	120,000	107,576
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34(a)	100,000	89,075
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	547,675
FREED ABS Trust, Series 2022-2CP, Class A, ABS, 3.03%, 5/18/29(a)	194,464	193,669
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40(a)	838,462	760,373
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40(a)	218,306	197,795
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40(a)	181,917	164,024
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34(a)	$100,000	$85,918
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29(a)	800,000	738,362
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48(a)	320,327	252,504
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48(a)	1,265,941	1,002,129
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49(a)	919,440	753,704
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, ABS, 4.95%, 7/20/49(a)	965,451	919,990
GoodLeap Sustainable Home Solutions Trust, Series 2022-4CS, Class B, 5.55%, 11/20/54(a)	500,000	441,189
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	294,116	283,626
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	131,729	121,776
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57(a)	485,288	428,909
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27(a)	400,000	354,307
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, ABS, 1.99%, 6/25/26(a)	2,890,000	2,692,322
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, ABS, 7.13%, 9/25/29(a)	900,000	911,548
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25(a)	400,000	374,422
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28(a)	1,100,000	978,636

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Home Equity Asset Trust, Series 2003-1, Class M1, 6.35%, 6/25/33 (1 month USD LIBOR + 1.50%)(b)	$2,737	$2,667
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41(a)	363,682	315,545
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.200%), 6.01%, 10/20/34(a)(b)	1,125,000	1,101,617
KKR Static CLO 2 Ltd., Series 2022-2A, Class A1, 6.74%, 10/20/31 (SOFR + 2.220%)(a)(b)	3,000,000	2,993,499
KVK CLO Ltd., Series 2016-KRA, Class A3, ABS, (3 month USD LIBOR + 1.210%), 6.00%, 10/15/34(a)(b)	750,000	731,718
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	33,857	32,817
Lendmark Funding Trust, Series 2019-2A, Class A, ABS, 2.78%, 4/20/28(a)	447,748	440,073
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,054,563	1,041,884
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48(a)	673,021	531,039
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48(a)	374,455	293,942
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 5.97%, 7/20/34(a)(b)	1,000,000	978,488
Mariner Finance Issuance Trust, Series 2021-AA, Class A, ABS, 1.86%, 3/20/36(a)	1,710,000	1,520,442
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35(a)	509,473	482,589
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Midocean Credit CLO IX, Series 2018-9A, Class A1, 5.96%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(b)	$500,000	$492,390
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	24,396	24,229
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	291,477
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	279,557
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31(a)	2,200,000	2,049,381
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46(a)	493,831	430,210
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46(a)	558,208	472,727
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46(a)	631,481	510,414
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52(a)	1,311,494	1,085,781
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52(a)	400,000	347,682
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.10%, 6/20/53(a)	912,999	947,186
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 5.91%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(b)	1,000,000	981,068
Mountain View CLO XVI Ltd., Series 2022-1A, Class A, 6.55%, 10/15/32 (SOFR + 2.50%)(a)(b)	2,500,000	2,496,360
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(a)	380,211	357,177
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	793,270	744,927

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   47

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	$23,476	$22,992
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	110,915	105,732
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(a)	153,610	140,377
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69(a)	123,422	112,444
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61(a)	1,730,000	1,473,919
Newtek Small Business Loan Trust, Series 2018-1, Class A (PRIME - 0.550%), 7.45%, 2/25/44 (1 month USD LIBOR + 1.70%) (1 month USD LIBOR + 1.70%) (1 month USD LIBOR + 1.70%)(a)(b)	260,971	257,380
Newtek Small Business Loan Trust, Series 2018-1, Class B (PRIME + 0.750%), 8.75%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(b)	125,592	124,355
NFAS2 LLC, Series 2022-1, Class A, ABS, 6.86%, 9/15/28(a)	830,000	828,140
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29(a)	1,340,000	1,363,886
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 6.17%, 6/20/34(a)(b)	2,000,000	1,935,778
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	510,000	497,606
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 8.16%, 1/20/31(a)(b)	1,620,000	1,556,664
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 6.10%, 10/13/31(a)(b)	1,474,373	1,448,309
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OCP CLO Ltd., Series 2015-9A, Class A1R2, (SOFR + 1.250%), 5.88%, 1/15/33(a)(b)	$1,000,000	$979,765
OFSI BSL XII Ltd., Series 2023-12A, Class A1, ABS, (SOFR + 2.370%), 7.36%, 1/20/35(a)(b)	2,000,000	1,983,820
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27(a)	2,047,072	1,856,269
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	900,000	873,911
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28(a)	600,000	538,595
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class C, 1.42%, 7/14/28(a)	500,000	446,821
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32(a)	59,882	59,473
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35(a)	600,000	538,462
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 5.32%, 6/16/36(a)(b)	600,000	579,283
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.94%, 5/15/34(a)	1,350,000	1,352,892
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31(a)	1,290,000	1,149,632
Oxford Finance Funding Trust, Series 2023-1A, Class A2, ABS, 6.72%, 2/15/31(a)	2,700,000	2,696,626
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, ABS, 5.17%, 2/15/28(a)	1,140,000	1,141,053

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.530%), 5.38%, 5/25/70(a)(b)	$356,487	$343,399
PFS Financing Corp., Series 2022-D, Class A, ABS, 4.27%, 8/15/27(a)	2,350,000	2,307,328
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A (PRIME - 0.500%), 7.50%, 12/27/44(a)(b)	181,282	173,071
Regatta VII Funding Ltd., Series 2016-4A, Class A1R2, ABS, (3 month USD LIBOR + 1.150%), 6.11%, 6/20/34(a)(b)	1,500,000	1,468,839
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30(a)	320,000	306,529
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31(a)	1,870,000	1,745,491
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	170,068	150,444
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56(a)	696,330	604,207
Republic Finance Issuance Trust, Series 2020-A, Class A, ABS, 2.47%, 11/20/30(a)	1,010,000	965,887
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30(a)	600,000	554,738
Romark WM-R Ltd., Series 2018-1A, Class A1, ABS, (3 month USD LIBOR + 1.030%), 5.84%, 4/20/31(a)(b)	1,731,831	1,696,961
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45(a)	740,000	706,686
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, ABS, 5.00%, 6/20/47(a)	600,000	569,154
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	$83,139	$82,752
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	112,617	111,708
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	269,718	264,820
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	500,000	471,773
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	400,000	388,256
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	570,867
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, ABS, 5.09%, 5/15/30	200,000	197,678
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	67,631	64,974
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	142,984	133,290
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.54%, 5/15/46(a)	257,634	240,222
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX, 1.95%, 2/15/46(a)	133,321	121,210
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(a)	999,776	917,768
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, ABS, 2.12%, 6/20/51(a)	1,139,938	978,501

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   49

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
STWD Ltd., Series 2019-FL1, Class B (SOFR30A + 1.714%), 6.37%, 7/15/38(a)(b)	$470,000	$443,178
STWD Ltd., Series 2019-FL1, Class C (SOFR30A + 2.064%), 6.72%, 7/15/38(a)(b)	280,000	263,211
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50(a)	1,620,000	1,444,316
Summit Issuer LLC, Series 2023-1A, Class A2, ABS, 5.60%, 2/20/53(a)	1,000,000	980,070
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	225,017	216,386
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57(a)	1,201,827	961,599
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, ABS, 4.75%, 7/30/57(a)	943,130	880,531
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	355,597	320,213
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	592,810	582,942
TCW CLO Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.180%), 5.98%, 10/29/34(a)(b)	750,000	730,492
Tesla Auto Lease Trust, Series 2020-A, Class D, ABS, 2.33%, 2/20/24(a)	800,000	798,347
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25(a)	1,000,000	981,711
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25(a)	1,200,000	1,147,160
TH Msrissuer Trust, Series 2019-FT1, Class A, 7.65%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(b)	450,000	423,409
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60(a)	143,039	127,503
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(a)	300,000	278,611
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 6.27%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(b)	$500,000	$493,990
TSTAT Ltd., Series 2022-2A, Class A1, 6.88%, 1/20/31 (SOFR + 2.370%)(a)(b)	2,000,000	2,003,212
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	814,721	786,268
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31(a)	638,192	587,566
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	228,786	206,988
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	633,043	587,203
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	453,750	425,889
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, ABS, 5.74%, 8/15/28(a)	1,600,000	1,606,056
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	63,167	63,023
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	98,779
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	90,493
Zais CLO 9 Ltd., Series 2018-2A, Class A, 6.01%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(b)	970,261	952,820
TOTAL ASSET-BACKED SECURITIES (Cost: $148,753,753)		142,377,326
U.S. GOVERNMENT OBLIGATIONS – 12.7%
U.S. Treasury Bonds, 1.75%, 8/15/41	433,000	313,519
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	261,762
U.S. Treasury Bonds, 2.00%, 8/15/51	237,000	166,705
U.S. Treasury Bonds, 2.25%, 5/15/41	5,390,000	4,280,629
U.S. Treasury Bonds, 2.25%, 8/15/49	1,650,000	1,240,658

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Bonds, 2.25%, 2/15/52	$960,000	$715,875
U.S. Treasury Bonds, 2.38%, 11/15/49	2,080,000	1,606,719
U.S. Treasury Bonds, 2.38%, 5/15/51	259,000	198,884
U.S. Treasury Bonds, 2.75%, 8/15/47	4,675,000	3,885,911
U.S. Treasury Bonds, 2.88%, 5/15/43	4,650,000	4,017,709
U.S. Treasury Bonds, 2.88%, 5/15/52	187,200	160,144
U.S. Treasury Bonds, 3.00%, 2/15/48	6,710,000	5,852,902
U.S. Treasury Bonds, 3.00%, 2/15/49	2,915,000	2,551,764
U.S. Treasury Bonds, 3.25%, 5/15/42	152,000	140,226
U.S. Treasury Bonds, 3.88%, 2/15/43	7,220,000	7,284,303
U.S. Treasury Bonds, 4.00%, 11/15/42	200,000	205,438
U.S. Treasury Bonds, 4.00%, 11/15/52	13,648,200	14,484,152
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	88,559
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	417,689
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	265,000	111,154
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,280,000	645,967
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/41	1,005,000	501,798
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,840,000	3,375,783
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/41	205,000	99,622
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	42,892
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	37,665
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/42	820,000	376,178
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	315,000	143,239
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	214,133
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	213,860
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	$1,020,000	$445,073
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	490,000	208,199
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	228,561
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	164,133
U.S. Treasury Inflation-Indexed Notes, 0.63%, 1/15/24	801,150	794,338
U.S. Treasury Notes, 0.38%, 7/15/23	1,606,525	1,611,232
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,390,608
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	217,920
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	878,086
U.S. Treasury Notes, 1.88%, 2/15/32	177,000	155,345
U.S. Treasury Notes, 2.38%, 2/15/42	9,270,000	7,454,384
U.S. Treasury Notes, 2.50%, 4/30/24	180,000	176,034
U.S. Treasury Notes, 2.75%, 8/15/32	362,000	340,676
U.S. Treasury Notes, 2.75%, 11/15/42	525,000	445,225
U.S. Treasury Notes, 2.88%, 4/30/29	4,260,000	4,090,099
U.S. Treasury Notes, 2.88%, 5/15/32	67,000	63,760
U.S. Treasury Notes, 3.50%, 2/15/33	20,101,400	20,132,808
U.S. Treasury Notes, 3.63%, 3/31/28	67,000	67,110
U.S. Treasury Notes, 3.88%, 9/30/29	51,000	51,837
U.S. Treasury Notes, 4.00%, 2/29/28	9,148,000	9,313,093
U.S. Treasury Notes, 4.00%, 10/31/29	320,000	327,713
U.S. Treasury Notes, 4.00%, 2/28/30	2,135,000	2,191,377
U.S. Treasury Notes, 4.13%, 9/30/27	303,000	308,705
U.S. Treasury Notes, 4.13%, 10/31/27	320,000	326,138
U.S. Treasury Notes, 4.13%, 11/15/32	204,000	214,359

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   51

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes, 4.25%, 10/15/25	$320,000	$322,475
U.S. Treasury Notes, 4.38%, 10/31/24	25,800,000	25,830,235
U.S. Treasury Notes, 4.63%, 2/28/25	3,945,000	3,983,371
U.S. Treasury Notes, 4.63%, 3/15/26	3,100,000	3,170,719
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $142,118,354)		139,539,452
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.0%
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 6.93%, 4/15/34(a)(b)	1,000,000	790,841
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66(a)(b)	100,000	67,392
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	547,608
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	426,186
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	955,706
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	391,334
BANK5 2023 5YR1, Series 2023-5A, Class A3, 6.26%, 3/15/56	2,100,000	2,162,958
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 5.76%, 6/25/31(a)(b)	361,166	358,525
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.000%), 5.56%, 9/25/31(a)(b)	232,967	231,087
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 6.31%, 3/25/31(a)(b)	90,723	90,672
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 6.31%, 1/26/32(a)(b)	760,000	757,113
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62(a)(b)	$250,000	$166,000
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	773,764
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	967,347
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,041,627
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	397,120
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48(a)	1,500,000	1,411,787
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	472,210
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	492,020
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,019,312
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	657,878
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,409,015
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	971,808
Benchmark Mortgage Trust, Series 2028-B4, Class A3, 3.89%, 7/15/51	500,000	486,741
BMO Mortgage Trust, Series 2022-C1, Class 360B, 3.94%, 2/17/55(a)(b)	1,000,000	756,512
BMO MORTGAGE TRUST, Series 2022-C3, Class A5, 5.31%, 9/15/54	1,000,000	1,010,731
BX Commercial Mortgage Trust, Series 2022-AHP, Class AS, (SOFR30A + 1.490%), 6.32%, 1/17/39(a)(b)	1,000,000	961,275

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BX Commercial Mortgage Trust, Series 2022-AHP, Class C (SOFR30A + 2.090%), 6.92%, 1/17/39(a)(b)	$1,000,000	$949,565
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	683,791
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(b)	500,000	438,260
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	778,125
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(a)	250,000	202,736
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39(a)(b)	488,000	306,262
CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25(a)(b)	834,240	778,130
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	93,125	89,859
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(b)	1,000,000	968,554
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	105,207
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	711,518
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	280,000	242,019
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.26%, 8/10/46(a)(b)	500,000	467,362
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/39(a)	1,000,000	868,096
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.900%), 6.46%, 12/25/41(a)(b)	$400,000	$382,898
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.06%, 3/25/42(a)(b)	445,000	447,765
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, (SOFR30A + 3.100%), 7.66%, 3/25/42(a)(b)	315,000	312,013
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, CMO, (SOFR30A + 3.000%), 7.56%, 4/25/42(a)(b)	120,000	117,002
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2, CMO, (SOFR30A + 3.850%), 8.41%, 5/25/42(a)(b)	625,000	634,382
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M2, CMO, (SOFR30a + 4.650%), 9.22%, 6/25/42(a)(b)	505,000	523,938
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2, CMO, (SOFR30A + 3.600%), 8.16%, 7/25/42(a)(b)	160,000	160,000
Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M2, CMO, (SOFR30A + 4.750%), 9.32%, 9/25/42(a)(b)	230,000	238,051
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M2, CMO, (SOFR30A + 3.750%), 8.32%, 12/25/42(a)(b)	1,260,000	1,269,450
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	115,952	110,883
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	662,930
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,195,600	994,449

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   53

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(b)	$125,077	$117,833
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59(a)(b)	132,451	128,062
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 6.11%, 4/25/34(a)(b)	1,059,670	1,056,620
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 6.66%, 10/25/33(a)(b)	625,000	603,926
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A + 1.650%), 6.21%, 1/25/34(a)(b)	46,985	46,108
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A + 0.850%), 5.41%, 9/25/41(a)(b)	1,309,481	1,263,390
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	782,432	684,189
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 5.56%, 1/25/42(a)(b)	340,457	333,671
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, CMO, REMIC, (SOFR30A + 2.900%), 7.46%, 4/25/42(a)(b)	495,000	491,296
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1B, CMO, REMIC, (SOFR30A + 3.350%), 7.91%, 5/25/42(a)(b)	735,000	740,032
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1B, CMO, (SOFR30A + 4.000%), 8.56%, 7/25/42(a)(b)	45,000	44,831
Federal Home Loan Mortgage Corp., Series 2022-ML13, Class ACA, 2.88%, 7/25/36	991,931	875,160
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2022-ML14, Class A, 3.65%, 11/25/38	$998,919	$916,263
Federal Home Loan Mortgage Corp., Series 2022-P013, Class A2, 2.76%, 2/25/32(b)	1,000,000	876,116
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	444,361	436,769
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,157,129	1,066,718
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 2.35%, 10/15/48 (1 month USD LIBOR + 9.84%)(b)	75,152	71,543
Federal Home Loan Mortgage Corp., Series 5021, Class SB, CMO, IO, REMIC, (SOFR30A + 3.550%), 0.03%, 10/25/50(b)(f)	961,759	37,135
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50(f)	461,505	53,423
Federal National Mortgage Association, 3.15%, 10/15/36	989,728	872,208
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.36%, 7/25/28(b)	15,106	14,926
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.30%, 6/25/28(b)	453,960	435,904
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	834,680	750,930
Federal National Mortgage Association, Series 2020-24, Class SP, CMO, IO, REMIC, (1 month USD LIBOR + 6.050%), 1.21%, 4/25/50(b)(f)	263,885	33,195
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50(f)	360,094	50,218

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50(f)	$579,564	$83,328
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51(f)	233,811	30,363
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.25%, 1/25/31(b)	1,000,000	807,208
Federal National Mortgage Association, Series 2022-51, Class PS, 1.39%, 8/25/52 (SOFR30A + 5.950%)(b)(f)	656,047	44,671
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51(a)(b)	211,609	166,162
Freddie Mac REMICS, 3.00%, 9/25/50	68,846	51,369
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, CMO, REMIC (SOFR30A + 4.500%), 9.06%, 6/25/42(a)(b)	670,000	695,113
GMSC, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 5.83%, 10/15/36(a)(b)	1,720,000	1,598,246
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43(e)	152,968	138,368
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	144,652	141,853
Government National Mortgage Association, Series 2018-146, Class Z, CMO, REMIC, 3.50%, 10/20/48	1,166,909	1,069,507
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(f)	36,933	4,832
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Government National Mortgage Association, Series 2021-165, Class ST, CMO, IO, REMIC, (1 month USD LIBOR + 3.360%), 0.02%, 1/20/50(b)(f)	$153,702	$63
Government National Mortgage Association, Series 2021-177, Class SB, CMO, IO, (SOFR30A + 3.200%), 0.28%, 10/20/51(b)(f)	686,290	13,608
Government National Mortgage Association, Series 2021-205, Class DS, CMO, IO, (SOFR30A + 3.200%), 0.28%, 11/20/51(b)(f)	6,618,971	127,363
Government National Mortgage Association, Series 2021-209, Class Z, CMO, REMIC, 3.00%, 11/20/51	603,898	459,563
Government National Mortgage Association, Series 2022-124, Class QZ, CMO, (SOFR30A + 1.750%), 4.00%, 7/20/52	123,238	111,099
Government National Mortgage Association, Series 2022-126, Class CS, CMO, IO, (SOFR30A + 3.760%), 0.37%, 7/20/52(b)(f)	1,465,071	17,496
Government National Mortgage Association, Series 2022-133, Class SA, 0.12%, 7/20/52 (SOFR30A + 3.950%)(b)(f)	564,566	9,868
Government National Mortgage Association, Series 2022-148, Class DS, CMO, REMIC, IO, 0.21%, 8/20/52 (SOFR30A + 3.600%)(b)(f)	567,132	11,838
Government National Mortgage Association, Series 2022-180, Class Z, 5.00%, 10/20/52	3,063,023	3,005,154
Government National Mortgage Association, Series 2022-46, Class S, CMO, IO, (SOFR30A + 3.500%), 0.11%, 3/20/52(b)(f)	406,810	7,755

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   55

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Government National Mortgage Association, Series 2022-51, Class SC, CMO, IO, (SOFR30A + 3.500%), 0.11%, 3/20/52(b)(f)	$1,232,324	$21,709
Government National Mortgage Association, Series 2022-66, Class SB, CMO, IO, (SOFR30A + 3.850%), 0.02%, 4/20/52(b)(f)	417,905	9,169
Government National Mortgage Association, Series 2022-68, Class SP, CMO, IO, (SOFR30A + 3.850%), 0.02%, 4/20/52(b)(f)	327,105	6,658
Government National Mortgage Association, Series 2022-7, Class SB, CMO, REMIC,IO, 0.36%, 4/20/52 (SOFR30A + 3.750%) (b)(f)	754,839	15,487
Government National Mortgage Association, Series 2022-78, Class MS, CMO, IO, (SOFR30A + 3.600%), 0.21%, 4/20/52(b)(f)	1,081,135	18,102
Government National Mortgage Association, Series 2022-93, Class GS, CMO, IO, (SOFR30A + 3.650%), 0.26%, 5/20/52(b)(f)	243,847	3,915
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 5.48%, 11/21/35(a)(b)	296,924	278,742
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(b)	800,000	778,375
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,041,598	989,641
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 3.95%, 11/10/49(b)	500,000	412,546
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	895,322
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/10/52	$1,100,000	$950,972
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,146,272
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	875,865
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,127,889
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51(a)(b)	340,962	267,735
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A36, CMO, 3.00%, 9/25/52(a)(b)	93,916	77,198
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52(a)(b)	202,357	159,403
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51(a)(b)	79,941	62,694
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51(a)(b)	246,251	193,364
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52(a)(b)	395,957	310,918
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52(a)(b)	189,817	149,051
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A36, CMO, 3.00%, 10/25/52(a)(b)	266,636	219,172
GS Mortgage-Backed Securities Trust, Series 2023-PJ1, Class A24, CMO, 3.50%, 2/25/53(a)(b)	318,219	270,532

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 5.38%, 8/19/45 (1 month USD LIBOR + 0.62%)(b)	$29,119	$25,574
Home RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.250%), 5.81%, 1/25/34(a)(b)	26,686	26,667
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34(a)(b)	900,000	670,991
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (SOFR30A + 3.685%), 8.51%, 8/15/39(a)(b)	1,000,000	975,249
J.P. Morgan Mortgage Trust, Series 2023-1, Class A15B, CMO, 5.50%, 6/25/53(a)(b)	141,583	133,750
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,004,901
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 5.93%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(b)	344,251	318,178
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(b)	6,857	6,059
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.30%, 10/26/48(a)(b)	46,275	43,495
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(b)	31,613	27,350
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.60%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(b)	19,071	18,225
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(b)	1,592	1,473
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(b)	1,480	1,368
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(b)	4,401	4,085
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 5.57%, 10/25/49 (1 month USD LIBOR + 0.950%)(a)(b)	$14,509	$13,891
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.83%, 6/25/50(a)(b)	32,677	27,731
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51(a)(b)	87,839	68,974
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52(a)(b)	184,393	145,252
JP Morgan Mortgage Trust, Series 2021-14, Class A15, 2.50%, 5/25/52(a)(b)	115,396	90,788
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52(a)(b)	383,918	302,051
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51(a)(b)	160,173	125,773
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51(a)(b)	117,989	92,649
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52(a)(b)	92,829	76,305
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52(a)(b)	416,183	342,099
JP Morgan Mortgage Trust, Series 2022-4, Class A17A, CMO, 3.00%, 10/25/52(a)(b)	283,089	232,697
JP Morgan Mortgage Trust, Series 2022-6, Class A17A, CMO, 3.00%, 11/25/52(a)(b)	238,222	195,817
JP Morgan Mortgage Trust, Series 2022-7, Class 1A17, 3.00%, 12/25/52(a)(b)	133,626	109,839
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52(a)(b)	136,733	114,445
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A6, CMO, 3.50%, 9/25/52(a)(b)	286,871	245,666
JP Morgan Trust, Series 2015-1, Class B1, CMO, 5.70%, 12/25/44(a)(b)	78,029	73,227

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   57

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.88%, 11/15/47(a)(b)	$470,000	$283,765
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	243,100	234,480
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	77,971	74,477
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	996,843	960,689
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	1,000,000	860,275
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.34%, 9/10/39(a)(b)	500,000	394,479
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60(a)(b)	527,049	460,963
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.90%, 11/15/46(b)	375,000	357,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	163,962	157,266
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	222,315
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(a)	400,000	281,800
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	594,162
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.33%, 5/15/36 (1 month USD LIBOR + 1.650%)(a)(b)	876,787	850,616
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	892,508
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.43%, 4/5/42(a)(b)	$1,000,000	$780,912
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51(a)(b)	154,531	121,830
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51(a)(b)	130,878	112,923
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51(a)(b)	142,476	112,094
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	54,027	51,191
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C (SOFR30A + 2.394%), 7.22%, 3/15/39(a)(b)	1,090,000	1,051,419
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (SOFR30A + 2.750%), 7.66%, 7/15/36(a)(b)	1,000,000	898,462
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 9.16%, 7/15/36 (1 month USD LIBOR + 4.250%)(a)(b)	750,000	669,523
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.60%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(b)	44,936	43,401
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59(a)(b)	100,000	80,838
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.10%, 3/15/40(a)(b)	1,400,000	1,417,988
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 6.16%, 4/25/34(a)(b)	900,000	892,719

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 5.50%, 6/25/57(a)(b)	$14,876	$13,859
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51(a)(b)	259,985	204,149
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	1,400,000	1,148,824
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/32(a)	1,000,000	916,986
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(a)	1,000,000	915,137
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 2/10/32(a)	1,000,000	885,127
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 7.75%, 2/27/24(a)(b)	487,651	472,090
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51(a)(b)	323,772	254,730
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52(a)(b)	414,888	326,821
RCKT Mortgage Trust, Series 2022-3, Class A21, CMO, 3.00%, 5/25/52(a)(b)	153,965	126,558
RCKT Mortgage Trust, Series 2022-4, 3.50%, 6/25/52(a)(b)	238,105	203,347
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 5.76%, 2/7/52(a)(b)	99,126	98,846
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40(a)	1,550,000	1,568,221
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	249,942	238,462
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(a)(b)	9,849	8,911
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(a)(b)	51,795	43,339
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51(a)(b)	$88,709	$69,657
STWD Mortgage Trust, Series 2021-LIH, Class AS, (1 month USD LIBOR + 1.257%), 5.94%, 11/15/36(a)(b)	1,000,000	950,612
STWD Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 6.64%, 11/15/36(a)(b)	1,075,000	997,712
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68(a)(b)	431,458	402,921
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61(a)(b)	674,822	622,190
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	546,616	504,476
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	137,708
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	283,208	264,070
UBS Commercial Mortgage Trust, Series 2018-C1, Class A3, 4.31%, 6/15/51	500,000	497,337
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,037,786
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	41,197	38,718
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.89%, 3/10/46(a)(b)	225,000	138,928
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59(a)(b)	100,000	84,816
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66(a)(b)	120,569	97,861
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35(a)	600,000	547,586

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   59

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	$950,000	$870,670
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 6.42%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(b)	1,295,000	1,239,328
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(b)	2,164	2,048
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51(a)(b)	315,838	248,007
Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A18, CMO, 2.50%, 12/25/51(a)(b)	99,732	78,562
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.22%, 5/15/45(a)(b)	225,000	202,208
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.81%, 12/15/46(b)	350,000	327,825
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $109,314,932)		99,213,632
FOREIGN CORPORATE BONDS – 4.5%
BASIC MATERIALS – 0.2%
ArcelorMittal S.A., 6.55%, 11/29/27	103,000	107,115
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	500,000	481,250
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	197,314
Nutrien Ltd., 5.80%, 3/27/53	74,000	76,219
Nutrien Ltd., 5.95%, 11/7/25	66,000	67,856
Rio Tinto Finance USA PLC, 5.13%, 3/9/53	148,000	152,417
South32 Treasury Ltd., 4.35%, 4/14/32(a)	206,000	183,677
Suzano Austria GmbH, 3.13%, 1/15/32	71,000	58,097
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	918,655
Yara International ASA, 7.38%, 11/14/32(a)	56,000	61,875
Total Basic Materials		2,304,475

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
COMMUNICATIONS – 0.0%(g)
NTT Finance Corp., 1.16%, 4/3/26(a)	$203,000	$183,399
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	124,824
Vodafone Group PLC, 4.38%, 2/19/43	25,000	21,224
Vodafone Group PLC, 5.63%, 2/10/53	37,000	36,539
Vodafone Group PLC, 5.75%, 2/10/63	74,000	73,242
Total Communications		439,228
CONSUMER, CYCLICAL – 0.1%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28(a)	150,000	139,500
Falabella S.A., 4.38%, 1/27/25(a)	400,000	384,808
Magna International, Inc., 5.50%, 3/21/33	1,000,000	1,037,252
Total Consumer, Cyclical		1,561,560
CONSUMER, NON-CYCLICAL – 0.5%
BAT International Finance PLC, 4.45%, 3/16/28	740,000	703,374
CSL Finance PLC, 4.75%, 4/27/52(a)	68,000	64,085
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 2/1/28(a)	1,290,000	1,245,792
Royalty Pharma PLC, 2.15%, 9/2/31	166,000	131,199
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	190,000	180,762
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	442,000	324,956
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	844,394
Triton Container International Ltd., 1.15%, 6/7/24(a)	1,000,000	940,514
Triton Container International Ltd., 3.15%, 6/15/31(a)	482,000	383,268
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	95,000	74,953
Total Consumer, Non-cyclical		4,893,297

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – 0.8%
Aker BP ASA, 2.88%, 1/15/26(a)	$1,000,000	$945,759
Aker BP ASA, 3.10%, 7/15/31(a)	900,000	761,210
Aker BP ASA, 4.00%, 1/15/31(a)	500,000	454,021
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(a)	475,000	401,518
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30(b)(d)	49,000	44,529
Canadian Natural Resources Ltd., 5.85%, 2/1/35	310,000	309,547
Cenovus Energy, Inc., 2.65%, 1/15/32	500,000	412,622
Cenovus Energy, Inc., 3.75%, 2/15/52	90,000	65,486
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	350,000	298,991
Equinor ASA, 3.25%, 11/18/49	1,000,000	770,744
Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	200,000	205,760
Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	200,000	210,674
Noble Finance Co., PIK, 11.00%, 2/15/28(a)(h)	1,034	1,127
Noble Finance Co., PIK, 11.00%, 2/15/28(h)	7,489	8,163
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	33,210
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	237,591
QatarEnergy, 1.38%, 9/12/26(a)	400,000	361,000
QatarEnergy, 2.25%, 7/12/31(a)	200,000	169,750
Santos Finance Ltd., 3.65%, 4/29/31(a)	1,100,000	918,711
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49(a)	973,580	794,449
Total Capital International S.A., 3.13%, 5/29/50	375,000	277,998
UEP Penonome II S.A., 6.50%, 10/1/38(a)	941,744	706,577
Total Energy		8,389,437
FINANCIAL – 2.4%
ABN AMRO Bank N.V., (1 year CMT + 1.100%), 2.47%, 12/13/29(a)(b)	1,000,000	840,700
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	$150,000	$134,657
Athene Holding Ltd., 3.45%, 5/15/52	51,000	32,244
Banco Santander S.A., 3.89%, 5/24/24	200,000	195,563
Bank of Montreal, 3.70%, 6/7/25	133,000	129,215
Bank of Nova Scotia (The), (5 year CMT + 2.050%), 4.59%, 5/4/37(b)	240,000	211,552
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35(b)	400,000	313,743
BB Blue Financing DAC, Series A1, 4.40%, 9/20/37	1,000,000	1,151,930
BB Blue Financing DAC, Series A2, 4.40%, 9/20/29	1,000,000	1,042,050
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(a)(b)	730,000	645,327
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27(a)(b)	440,000	387,097
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32(a)(b)	206,000	171,477
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26(a)(b)	261,000	233,753
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(a)(b)	250,000	229,518
Credit Suisse AG, 7.50%, 2/15/28	250,000	265,000
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32(a)(b)	285,000	229,131
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(b)	201,000	191,184
Deutsche Bank AG, (SOFR + 1.219%), 2.31%, 11/16/27(b)	180,000	152,538
Deutsche Bank AG, (SOFR + 1.219%), 5.95%, 11/16/27(b)	240,000	212,414

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   61

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Deutsche Bank AG, (SOFR + 1.318%), 2.55%, 1/7/28(b)	$150,000	$127,294
Enstar Group Ltd., 3.10%, 9/1/31	35,000	26,958
Enstar Group Ltd., 4.95%, 6/1/29	366,000	343,841
Fairfax Financial Holdings Ltd., 5.63%, 8/16/32(a)	500,000	491,424
FED CAISSES DESJARDINS SR UNSECURED 144A 03/28 5.7, 5.70%, 3/14/28(a)	1,075,000	1,101,286
HSBC Holdings PLC, (SOFR + 1.970%), 6.16%, 3/9/29(b)	1,400,000	1,439,339
HSBC Holdings PLC, (SOFR + 4.250%), 8.11%, 11/3/33(b)	200,000	223,985
HSBC Holdings PLC, (SOFR + 1.100%), 2.25%, 11/22/27(b)	400,000	354,711
HSBC Holdings PLC, (SOFR + 2.870%), 5.40%, 8/11/33(b)	1,100,000	1,087,246
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26(a)(b)	1,000,000	911,778
ING Groep N.V., (SOFR + 1.830%), 4.02%, 3/28/28(b)	1,000,000	945,770
Intesa Sanpaolo SpA, (1 year CMT + 2.750%), 4.95%, 6/1/42(a)(b)	700,000	464,019
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	600,000	521,927
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	814,190
Lloyds Banking Group PLC, (1 year CMT + 1.700%), 5.87%, 3/6/29(b)	1,300,000	1,310,707
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.700%), 4.79%, 7/18/25(b)	400,000	396,067
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.37% + 3 month USD LIBOR thereafter)(b)	281,000	268,247
Mizuho Financial Group, Inc., (1 year CMT + 1.800%), 5.75%, 5/27/34(b)	200,000	204,571
Natwest Group PLC, 5.08%, 1/27/30 (5.01% fixed rate until 1/27/29; 1.905% + 3 month USD LIBOR thereafter)(b)	210,000	204,254
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Nederlandse Waterschapsbank N.V., Series 144A, 2.38%, 3/24/26(a)	$500,000	$475,605
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	157,050
Prudential Funding Asia PLC, 3.13%, 4/14/30	56,000	50,007
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	341,479
Societe Generale S.A., (1 year CMT + 1.300%), 2.80%, 1/19/28(a)(b)	795,000	701,772
State Bank of India, 4.38%, 1/24/24(a)	205,000	203,674
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26(a)	245,000	249,047
Swedbank AB, 1.54%, 11/16/26(a)	213,000	187,195
Toronto-Dominion Bank (The), 4.69%, 9/15/27	65,000	64,351
Toronto-Dominion Bank (The), 5.16%, 1/10/28	233,000	235,453
UBS Group AG, (1 year CMT + 0.850%), 1.49%, 8/10/27(a)(b)	1,075,000	925,635
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(b)	200,000	176,289
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26(a)(b)	1,000,000	905,185
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 5.56%, 6/26/24(b)	268,870	268,665
WLB Asset II B Pte Ltd., 3.95%, 12/10/24(a)	1,000,000	945,000
WLB Asset II C Pte Ltd., 3.90%, 12/23/25(a)	1,000,000	946,350
WLB Asset II D Pte. Ltd., 6.50%, 12/21/26(a)	1,000,000	1,000,843
WLB Asset II Pte Ltd., 4.00%, 1/14/24(a)	250,000	245,000
Total Financial		26,085,307
INDUSTRIAL – 0.2%
Canadian National Railway Co., 4.40%, 8/5/52	106,000	99,298

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Canadian Pacific Railway Co., 1.35%, 12/2/24	$191,000	$179,956
Cemex SAB de CV, (5 year CMT + 4.907%), 9.13%, 3/14/28(a)(d)	625,000	625,908
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	133,429
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	135,000	134,666
Flex Ltd., 6.00%, 1/15/28	45,000	46,108
Masonite International Corp., 3.50%, 2/15/30(a)	125,000	103,601
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	185,000
Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,000	154,029
nVent Finance Sarl, 2.75%, 11/15/31	254,000	205,758
Trane Technologies Financing Ltd., 5.25%, 3/3/33	45,000	46,514
Waste Connections, Inc., 2.20%, 1/15/32	193,000	158,244
Waste Connections, Inc., 4.25%, 12/1/28	68,000	66,903
Total Industrial		2,139,414
UTILITIES – 0.3%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(a)	200,000	176,987
Alfa Desarrollo SpA, 4.55%, 9/27/51(a)	199,014	145,935
Comision Federal de Electricidad, 4.69%, 5/15/29(a)	400,000	358,000
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	393,450
Engie Energia Chile S.A., 3.40%, 1/28/30(a)	209,000	170,604
India Cleantech Energy, 4.70%, 8/10/26(a)	823,950	725,818
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32(a)	1,000,000	829,897
TransAlta Corp., 7.75%, 11/15/29	500,000	525,443
Total Utilities		3,326,134
TOTAL FOREIGN CORPORATE BONDS (Cost: $53,112,241)		49,138,852

Investments	Principal Amount	Value
MUNICIPAL BONDS – 2.0%
ALASKA – 0.1%
Matching with BBG, 7.50%, 10/1/52	$1,510,000	$1,593,962
CALIFORNIA – 0.6%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	181,871
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	195,064
California Health Facilities Financing Authority,Revenue Bonds, 4.35%, 6/1/41	250,000	231,563
Chula Vista Municipal Financing Authority, Revenue Bonds, Series A, 4.28%, 12/1/48	1,000,000	863,220
City & County of San Francisco Community Facilities District No., Series B, 3.48%, 9/1/50	1,000,000	730,782
City of Los Angeles CA, Series A, 5.00%, 9/1/42	1,000,000	986,444
City of Los Angeles CA, General Obligation, Series A, 3.50%, 9/1/37	315,000	272,177
City of San Francisco CA Public Utilities Commission Water Revenue, Series A, 3.30%, 11/1/39	1,230,000	1,034,879
Los Angeles Community College District, 2.11%, 8/1/32	770,000	638,595
State of California, General Obligation, 4.60%, 4/1/38	500,000	487,434
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	342,919
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	412,255
Total California		6,377,203
CONNECTICUT – 0.1%
Connecticut Green Bank, 2.90%, 11/15/35	1,000,000	842,043

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   63

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
DISTRICT OF COLUMBIA – 0.2%
District of Columbia, Revenue Bonds, Series B, 3.85%, 2/28/25	$1,750,000	$1,704,699
FLORIDA – 0.1%
Florida Development Finance Corp., AMT, 7.25%, 7/1/57(a)(b)	1,000,000	1,007,786
HAWAII – 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Series 2014-A, Class A2, ABS, 3.24%, 1/1/31	1,072,517	1,014,308
ILLINOIS – 0.0%(g)
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	472,151
INDIANA – 0.1%
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	163,604
Matching with BBG, Revenue Bonds, Series A-2, 10.75%, 12/1/29	1,000,000	996,292
Total Indiana		1,159,896
MASSACHUSETTS – 0.1%
Massachusetts Housing Finance Agency, Revenue Bonds, Series 226, 5.56%, 12/1/52	950,000	964,735
MICHIGAN – 0.2%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	593,430
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	769,050
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,124,240
Total Michigan		2,486,720
MINNESOTA – 0.0%(g)
University of Minnesota, Revenue Bonds, 4.05%, 4/1/52	380,000	346,389

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
NEW JERSEY – 0.1%
Morris County Improvement Authority, Class A, 1.05%, 6/15/26	$200,000	$180,538
New Jersey Economic Development Authority, Series A, 4.93%, 3/1/25	750,000	748,449
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	380,491
Total New Jersey		1,309,478
NEW YORK – 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series A, 1.88%, 7/25/37	975,600	760,407
Metropolitan Transportation Authority, Series C2, 5.18%, 11/15/49	1,000,000	908,556
Total New York		1,668,963
OREGON – 0.0%(g)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)(c)	500,000	36,500
SOUTH DAKOTA – 0.0%(g)
South Dakota Housing Development Authority, Series E, 5.46%, 5/1/53	300,000	305,383
TEXAS – 0.0%(g)
Texas Private Activity Bond Surface Transportation Corp., Series B, 3.92%, 12/31/49	80,000	65,652
WISCONSIN – 0.1%
Cnty. of Fond Du Lac WI, (BAM CNTY GTD), 5.57%, 11/1/51(a)	1,000,000	965,701
TOTAL MUNICIPAL BONDS (Cost: $24,350,053)		22,321,569
SUPRANATIONAL BONDS – 1.7%
African Development Bank, 0.75%, 4/3/23	1,000,000	1,000,000
Arab Petroleum Invstment Corp., 1.48%, 10/6/26(a)	1,200,000	1,070,904
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,451,622

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
Central American Bank for Economic Integration, 5.00%, 2/9/26(a)	$500,000	$503,967
Council Of Europe Development Bank, 3.00%, 6/16/25	1,000,000	976,500
European Investment Bank, 0.63%, 10/21/27	700,000	609,434
European Investment Bank, 0.75%, 9/23/30	1,000,000	814,397
European Investment Bank, 2.38%, 5/24/27	500,000	474,335
European Investment Bank, 2.50%, 10/15/24	1,000,000	974,370
European Investment Bank, 3.25%, 11/15/27	1,110,000	1,089,465
European Investment Bank, 3.75%, 2/14/33	1,220,000	1,234,109
Inter-American Development Bank, 1.13%, 7/20/28	344,000	300,869
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	967,568
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	910,200
International Bank for Reconstruction & Development, 0.00%, 3/31/28	1,000,000	1,004,301
International Bank for Reconstruction & Development, 0.75%, 11/24/27	322,000	281,267
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	608,000	595,445
International Finance Corp., (SOFR + 0.090%), 4.94%, 4/3/24(b)	1,348,000	1,347,800
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	813,786
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	731,234
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 5.71%, 2/12/24(b)	800,000	806,316
Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
OPEC Fund for International Development (The), 4.50%, 1/26/26(a)	$900,000	$897,244
TOTAL SUPRANATIONAL BONDS (Cost: $19,637,151)		18,855,133
FOREIGN GOVERNMENT AGENCIES – 0.9%
CANADA – 0.8%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26(a)	1,000,000	907,224
Export Development Canada, 3.38%, 8/26/25	1,000,000	985,143
Export Development Canada, 3.88%, 2/14/28	1,800,000	1,809,297
Hydro-Quebec, Series IO, 8.05%, 7/7/24	1,000,000	1,039,663
OMERS Finance Trust, Series 144A, 3.50%, 4/19/32(a)	1,000,000	938,107
OMERS Finance Trust, Series 144A, 4.00%, 4/19/52(a)	1,000,000	847,068
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	861,658
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	955,119
Total Canada		8,343,279
JAPAN – 0.0%(g)
Development Bank of Japan, Inc., Series 144A, 1.75%, 2/18/25(a)	226,000	214,539
NORWAY – 0.0%(g)
Kommunalbanken A/S, Series 144A, 2.13%, 2/11/25(a)	500,000	480,106
SOUTH KOREA – 0.1%
Korea Hydro & Nuclear Power Co., Ltd., Series 144A, 3.75%, 7/25/23(a)	200,000	199,216
Korea National Oil Corp., 4.75%, 4/3/26(a)	200,000	198,760
Korea National Oil Corp., 4.88%, 4/3/28(a)	205,000	205,675
Total South Korea		603,651
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $10,113,945)		9,641,575

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   65

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
BERMUDA – 0.0%(g)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30(a)	$200,000	$170,574
CANADA – 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,073,475
INDONESIA – 0.1%
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	268,240
Indonesia Government International Bond, Series 144A, 4.13%, 1/15/25(a)	400,000	397,402
Total Indonesia		665,642
ITALY – 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	755,485
MEXICO – 0.0%(g)
Mexico Government International Bond, 4.28%, 8/14/41	260,000	212,456
PANAMA – 0.0%(g)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	105,653
PERU – 0.0%(g)
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	91,326
QATAR – 0.0%(g)
Qatar Government International Bond, Series 144A, 4.50%, 4/23/28(a)	200,000	202,988
ROMANIA – 0.0%(g)
Romanian Government International Bond, Series 144A, 6.00%, 5/25/34(a)	60,000	58,548
SERBIA – 0.1%
Serbia International Bond, Series 144A, 2.13%, 12/1/30(a)	370,000	279,813

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
UNITED ARAB EMIRATES – 0.0%(g)
Abu Dhabi Government International Bond, Series 144A, 3.13%, 10/11/27(a)	$250,000	$240,090
URUGUAY – 0.0%(g)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	147,033
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,377,734)		4,003,083
BANK LOANS – 0.2%
INDUSTRIAL – 0.1%
LTR Intermediate Holdings Inc, 2021 Term Loan, 9.35%, 5/5/28(b)	989,950	889,717
UTILITIES – 0.1%
Constellation Renewables LLC, 2020 Term Loan, 0.00%, 12/15/27	922,474	916,709
TOTAL BANK LOANS (Cost: $1,902,247)		1,806,426

Investments	Shares	Value
PREFERRED STOCK – 0.1%
Financial – 0.1%
Gladstone Investment Corp., 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	$1,732,644
EXCHANGE-TRADED FUND – 11.8%
iShares Core U.S. Aggregate Bond ETF (Cost: $126,864,229)	1,294,680	129,001,915
MUTUAL FUNDS – 7.6%
BrandywineGLOBAL High Yield Fund	4,300,362	40,982,447
MainStay MacKay High Yield Corporate Bond Fund	8,347,638	41,821,665
TOTAL MUTUAL FUNDS (Cost: $89,736,953)		82,804,112
COMMON STOCKS – 0.0%(g)
DIVERSIFIED FINANCIAL SERVICES – 0.0%(g)
Bruin Blocker LLC(i)	4,367	0
ENERGY EQUIPMENT & SERVICES – 0.0%(g)
Canvas Energy, Inc.(i)	952	0
TOTAL COMMON STOCKS (Cost: $11,472)		0

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Shares	Value
SHORT-TERM INVESTMENTS – 1.1%
State Street Institutional Treasury Money Market Fund - Investor Class Shares, 4.454%(j) (Cost: $11,623,527)	11,623,527	$11,623,527
TOTAL INVESTMENTS – 100.2% (Cost: $1,156,902,782)		1,097,272,707
OTHER ASSETS AND LIABILITIES, NET – (0.2)%		(2,281,021)
NET ASSETS – 100.0%		$1,094,991,686

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2023, the value of these securities was $258,201,022, representing 23.6% of net assets.

(b)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is currently in default.

(d)
Perpetual floating rate security. Date shown reflects the next reset date.

(e)
Step Bond — Coupon rate increases or decreases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.

(f)
Interest only security.

(g)
Amount is less than 0.05%.

(h)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(i)
Non-income producing security.

(j)
The rate shown is the annualized seven-day yield at March 31, 2023.

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligation

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

ETF
Exchange Traded Fund

LIBOR
London Interbank Offered Rate

PIK
Paid-In-Kind

REIT
Real Estate Investment Trust

REMIC
Real Estate Mortgage Investment Conduit

SOFR
Secured Overnight Funding Rate

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   67

Schedule of Investments (unaudited)
March 31, 2023
PFM Multi-Manager Fixed-Income Fund (concluded)

Futures contracts open at March 31, 2023:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 4.4%
U.S. Treasury 5-Year Notes	Long	30,400,000	06/30/2023	$33,290,375	$490,992
U.S. Treasury Ultra Bonds	Long	2,600,000	06/21/2023	3,669,250	149,086
U.S. Treasury 2-Year Notes	Long	2,700,000	06/30/2023	5,574,235	69,875
U.S. Treasury 10-Year Notes	Long	5,300,000	06/21/2023	6,090,859	(1,152)
Total				$48,624,719	$708,801
CONTRACTS SOLD – (0.9)%
U.S. Treasury Long-Term Bonds	Short	(7,800,000)	06/21/2023	$(10,230,188)	$(396,089)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$203,738,365	$—	$203,738,365
U.S. Government Agencies	—	181,475,096	—	181,475,096
Asset-Backed Securities	—	142,377,326	—	142,377,326
U.S. Government Obligations	—	139,539,452	—	139,539,452
Commercial Mortgage-Backed Securities	—	99,213,632	—	99,213,632
Foreign Corporate Bonds*	—	49,138,852	—	49,138,852
Municipal Bonds*	—	22,321,569	—	22,321,569
Supranational Bonds	—	18,855,133	—	18,855,133
Foreign Government Agencies*	—	9,641,575	—	9,641,575
Foreign Government Obligations*	—	4,003,083	—	4,003,083
Bank Loans*	—	1,806,426	—	1,806,426
Preferred Stock*	1,732,644	—	—	1,732,644
Exchange-Traded Fund	129,001,915	—	—	129,001,915
Mutual Funds	82,804,112	—	—	82,804,112
Common Stocks*
Money Market Fund	11,623,527	—	—	11,623,527
Total Investments in Securities	$225,162,198	$872,110,509	$—	$1,097,272,707
Other Financial Instruments Futures Contracts(a)	$709,953	$—	$—	$709,953
Liabilities:
Other Financial Instruments Futures Contracts(a)	$(397,241)	$—	$—	$(397,241)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Statements of Assets and Liabilities (unaudited)
March 31, 2023

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $881,936,854, $732,193,640 and 1,156,902,782, respectively)	$932,440,016	$726,804,445	$1,097,272,707
Foreign Currency, at Value (Cost $–, $522,495 and $42, respectively)	—	984,077	42
Cash	4,965	76,611	35,784
Receivables:
Investment Securities Sold	1,683,298	3,721,624	4,482,553
Dividends	359,404	1,190,451	32,032
Interest	—	291	5,949,591
Foreign Tax Reclaims	8,540	714,881	5,078
Prepaid Expenses	33,393	25,558	25,463
Net Variation Margin on Futures Contracts	—	—	53,894
Total Assets	934,529,616	733,517,938	1,107,857,144
Liabilities:
Payables:(1)
Investment Securities Purchased	1,066,794	1,649,861	12,037,518
Advisory Fees Payable	223,263	301,306	370,045
Trustees’ Fees and Expenses	3,202	2,463	—
Other Accrued Expenses	286,829	534,553	457,895
Total Liabilities	1,580,088	2,488,183	12,865,458
Net Assets	$932,949,528	$731,029,755	$1,094,991,686
Net Assets Consists of:
Paid-In Capital	$887,474,238	$769,560,470	$1,211,705,275
Total Distributable Earnings (Loss)	45,475,290	(38,530,715)	(116,713,589)
Net Assets	$932,949,528	$731,029,755	$1,094,991,686
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	86,826,328	75,227,258	123,591,374
Net Asset Value, Offering Price and Redemption Price per Share	$10.75	$9.72	$8.86

(1)
There were fees of  $5,665 payable to the Trust’s Independent Trustees at March 31, 2023.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   69

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2023

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $6,563, $327,740 and $–, respectively)	$7,546,036	$6,313,552	$4,628,460
Interest (net of taxes withheld of $–, $– and $2,507, respectively)	1,003	—	16,996,017
Total Investment Income	7,547,039	6,313,552	21,624,477
Expenses:
Advisory Fees (Note 4)	1,275,868	1,667,347	2,014,888
Accounting Fees	47,668	47,857	108,841
Administration Fees	50,459	39,102	61,866
Audit and Tax Fees	36,209	72,942	49,162
Custodian Fees	31,288	172,923	58,918
Insurance Premiums	20,754	15,160	26,317
Legal Fees	95,473	68,434	87,897
Registration Fees	12,067	9,155	13,761
Transfer Agent Fees	21,617	23,387	25,587
Trustees Fees	53,516	36,415	56,286
Other Expenses	5,674	4,246	4,835
Total Expenses	1,650,593	2,156,968	2,508,358
Expenses Recouped	26,259	1,210	—
Net Expenses	1,676,852	2,158,178	2,508,358
Net Investment Income	5,870,187	4,155,374	19,116,119
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Loss From:
Investments	(187,268)	(10,204,313)	(21,473,794)
Futures Contracts	—	—	(1,033,304)
Foreign Currency Related Transactions	—	(449,680)	—
Net Realized Loss	(187,268)	(10,653,993)	(22,507,098)
Net Increase in Unrealized Appreciation/Depreciation From:
Investments	107,628,714	128,652,883	48,631,937
Futures Contracts	—	—	1,598,233
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	462,659	—
Net Increase in Unrealized Appreciation/Depreciation	107,628,714	129,115,542	50,230,170
Net Increase in Net Assets Resulting from Operations	$113,311,633	$122,616,923	$46,839,191
See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Statements of Changes in Net Assets

	PFM Multi-Manger Domestic Equity Fund		PFM Multi-Manger International Equity Fund
	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022
Increase in Net Assets Resulting From Operations:
Net Investment Income	$5,870,187	$8,137,369	$4,155,374	$13,174,364
Net Realized Gain (Loss)	(187,268)	47,809,845	(10,653,993)	(16,983,722)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	107,628,714	(214,607,173)	129,115,542	(209,795,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	113,311,633	(158,659,959)	122,616,923	(213,604,454)
Distributions from:
Distributable Earnings	(41,106,617)	(133,323,650)	(14,072,410)	(36,649,446)
Capital Share Transactions:
Proceeds from Sale of Shares	60,084,245	224,384,495	111,863,276	257,116,529
Reinvestment of Distributions	41,106,617	133,323,650	14,072,410	36,649,447
Cost of Shares Redeemed	(15,275,000)	(137,911,565)	(10,579,820)	(217,174,907)
Net Increase in Net Assets Resulting from Capital Share Transactions	85,915,862	219,796,580	115,355,866	76,591,069
Net Increase (Decrease) in Net Assets	158,120,878	(72,187,029)	223,900,379	(173,662,831)
Net Assets:
Beginning of Period	$774,828,650	$847,015,679	$507,129,376	$680,792,207
End of Period	$932,949,528	$774,828,650	$731,029,755	$507,129,376
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	78,484,098	60,563,989	62,131,190	56,729,207
Shares Subscribed	5,733,656	19,869,283	12,679,440	24,527,194
Shares Issued from Reinvestment of Distributions	4,049,913	10,130,976	1,534,614	3,127,086
Shares Redeemed	(1,441,339)	(12,080,150)	(1,117,986)	(22,252,297)
Shares Outstanding, End of Period	86,826,328	78,484,098	75,227,258	62,131,190
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   71

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022
Increase in Net Assets Resulting From Operations:
Net Investment Income	$19,116,119	$20,465,306
Net Realized Gain (Loss)	(22,507,098)	(35,152,575)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	50,230,170	(121,994,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,839,191	(136,681,515)
Distributions from:
Distributable Earnings	(18,839,565)	(25,311,251)
Capital Share Transactions:
Proceeds from Sale of Shares	181,923,949	332,887,886
Reinvestment of Distributions	18,839,565	25,311,251
Cost of Shares Redeemed	(37,553,423)	(115,747,762)
Net Increase in Net Assets Resulting from Capital Share Transactions	163,210,091	242,451,375
Net Increase in Net Assets	191,209,717	80,458,609
NET ASSETS:
Beginning of Period	$903,781,969	$823,323,360
End of Period	$1,094,991,686	$903,781,969
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Period	104,799,034	79,243,741
Shares Subscribed	20,925,941	35,059,812
Shares Issued from Reinvestment of Distributions	2,157,403	2,648,008
Shares Redeemed	(4,291,004)	(12,152,527)
Shares Outstanding, End of Period	123,591,374	104,799,034
See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$9.87	$13.99	$12.15	$11.00	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.07	0.12	0.12	0.14	0.17	0.12
Net Realized and Unrealized Gain (Loss)(3)	1.31	(2.10)	3.58	1.32	0.17	0.64
Total from Investment Operations	1.38	(1.98)	3.70	1.46	0.34	0.76
Distributions from:
Net Investment Income	(0.11)	(0.12)	(0.15)	(0.16)	(0.08)	—
Capital gains	(0.39)	(2.02)	(1.71)	(0.15)	(0.02)	—
Total Distributions to Shareholders	(0.50)	(2.14)	(1.86)	(0.31)	(0.10)	—
Net Asset Value, End of Period	$10.75	$9.87	$13.99	$12.15	$11.00	$10.76
Total Return(4),(5)	14.32%	(17.97)%	33.08%	13.43%	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$932,950	$774,829	$847,016	$722,499	$730,457	$594,994
Ratios to average net assets(6) of:
Expenses, Net of Expense Waived/Reimbursed/ Recouped(7)	0.38%	0.37%	0.38%	0.39%	0.38%	0.38%
Expenses, Prior to Expense Waived/ Reimbursed/ Recouped(7)	0.38%	0.36%	0.37%	0.39%	0.41%	0.55%
Net Investment Income	1.33%	0.97%	0.91%	1.25%	1.59%	1.54%
Portfolio Turnover Rate	14%(9)	45%	60%	141%(8)	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   73

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$8.16	$12.00	$9.70	$9.41	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.06	0.22	0.15	0.08	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	1.69	(3.47)	2.25	0.41	(0.42)	(0.46)
Total from Investment Operations	1.75	(3.25)	2.40	0.49	(0.19)	(0.31)
Distributions from:
Net Investment Income	(0.19)	(0.17)	(0.10)	(0.20)	(0.09)	—
Capital gains	—	(0.42)	—	—	—	—
Total Distributions to Shareholders	(0.19)	(0.59)	—	—	—	—
Net Asset Value, End of Period	$9.72	$8.16	$12.00	$9.70	$9.41	$9.69
Total Return(4),(5)	21.59%	(28.60)%	24.86%	5.09%	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$731,030	$507,129	$680,792	$388,182	$397,967	$314,739
Ratios to average net assets(6) of:
Expenses, Net of Expense Waived/Reimbursed/ Recouped(7)	0.65%	0.65%	0.66%	0.74%	0.63%	0.63%
Expenses, Prior to Expense Waived/ Reimbursed/ Recouped(7)	0.65%	0.64%	0.65%	0.76%	0.75%	1.09%
Net Investment Income	1.25%	2.06%	1.31%	0.87%	2.54%	2.08%
Portfolio Turnover Rate	31%(9)	88%	52%	157%(8)	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Financial Highlights
PFM MULTI-MANAGER FIXED-INCOME FUND

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$8.62	$10.39	$10.81	$10.55	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.17	0.23	0.21	0.27	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	0.23	(1.71)	(0.08)	0.37	0.55	(0.10)
Total from Investment Operations	0.40	(1.48)	0.13	0.64	0.90	0.13
Distributions from:
Net Investment Income	(0.16)	(0.24)	(0.22)	(0.29)	(0.35)	(0.11)
Capital gains	—	(0.05)	(0.33)	(0.09)	(0.02)	—
Total Distributions to Shareholders	(0.16)	(0.29)	(0.55)	(0.38)	(0.37)	(0.11)
Net Asset Value, End of Period	$8.86	$8.62	$10.39	$10.81	$10.55	$10.02
Total Return(4),(5)	4.73%	(14.52)%	1.23%	6.21%	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$1,094,992	$903,782	$823,323	$684,218	$602,522	$490,127
Ratios to average net assets(6) of:
Expenses, Net of Expense Waived/Reimbursed/ Recouped(7)	0.50%	0.51%	0.55%	0.55%	0.55%	0.55%
Expenses, Prior to Expense Waived/ Reimbursed/ Recouped(7)	0.50%	0.51%	0.52%	0.54%	0.55%	0.73%
Net Investment Income	3.79%	2.41%	2.00%	2.60%	3.46%	3.00%
Portfolio Turnover Rate	67%(9)	124%	107%	174%(8)	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond Hill High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

(9)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   75

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2023, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 —
Quoted prices in active markets for identical assets or liabilities.

Level 2 —
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 —
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has designated the Adviser, PFM Asset Management LLC (“PFMAM” or, the “Adviser”), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Adviser’s valuation policies and procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
76   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type for by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   77

NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date.The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
78   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

NOTES TO FINANCIAL STATEMENTS (unaudited)

3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the period ended March 31, 2023 and for all open tax years (years ended September 30, 2020, September 30, 2021 and September 30, 2022), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period. The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 “(the Act)”, the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2022, the Funds’ most recent fiscal year, the estimated capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	(13,411,518)	—
PFM Multi-Manager Fixed-Income Fund	(17,123,185)	(19,477,055)
As of March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$881,936,854	$732,193,640	$1,156,902,782
Unrealized appreciation	$79,395,859	$29,761,475	$7,759,371
Unrealized depreciation	(36,141,459)	(41,886,465)	(68,546,618)
Net unrealized appreciation (depreciation)	$43,254,400	$(12,124,990)	$(60,787,247)
During the period ended March 31, 2023, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (“PFIC”) inclusions, futures contracts mark to market organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser is a subsidiary of U.S. Bancorp Asset Management, Inc. (“USBAM”). USBAM is a subsidiary of U.S. Bank National Association.
The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   79

NOTES TO FINANCIAL STATEMENTS (unaudited)

4. Agreements (continued)
Investment Adviser (continued)
sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
The Sub-Advisers to each Fund as of March 31, 2023 are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity	Aristotle Atlantic Partners, LLC Champlain Investment Partners, LLC Jacobs Levy Equity Management, Inc. Nuance Investments, LLC Vaughan Nelson Investment Management, L.P.
PFM Multi-Manager International Equity Fund
Acadian Asset Management LLC
Aristotle Capital Management LLC,
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC
Through January 28, 2020, the Adviser agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
80   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

NOTES TO FINANCIAL STATEMENTS (unaudited)

4. Agreements (continued)
Investment Adviser (continued)
Although the Expense Limitation Agreement expired January 28, 2020, the Advisor continued to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if on any given business day the Funds determine a NAV, that the operating expenses of a Fund are less than the corresponding expense limitation rate previously in effect under the Expense Limitation Agreement, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor was entitled could not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount was limited to, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of March 31, 2023, there were no advisory fees waived or reimbursed expenses which remained subject to recoupment.
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Funds’ Distributor. The Distributor is an affiliate of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Administrator, Custodian and Transfer Agent
The Administrator, Custodian and Transfer Agent to the Trust is State Street Bank and Trust Company.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2023, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$171,958,865	$305,093,001
Non-U.S. Government Sales	$122,224,648	$200,597,340
PFM Multi- Manager Fixed- Income Fund
U.S. Government Purchases	$521,419,734
Non-U.S. Government Purchases	$318,640,706
U.S. Government Sales	$467,965,978
Non-U.S. Government Sales	$188,994,594
7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2023, is included in each respective Schedule of Investments. As of March 31, 2023, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   81

NOTES TO FINANCIAL STATEMENTS (unaudited)

7. Derivative Financial Instruments (continued)
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended March 31, 2023.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2023 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$709,953	Net Variation Margin on Futures Contracts*	$397,241

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the period ended March 31, 2023 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest rate contracts risk	Futures Contracts	$(1,033,304)	Futures Contracts	$1,598,233
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Fixed-Income Fund	$40,638,311	$8,286,099
8. Related Parties
As of March 31, 2023, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or default) Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be
82   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

NOTES TO FINANCIAL STATEMENTS (unaudited)

9. Risks (continued)
subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Funds and could negatively affect a Fund’s performance and the value of your investment in a Fund. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued by reference rate reform, assuming certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that certain optional expedients have been elected for and that are retained through the end of the hedging relationship. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. ASU 2020-04 has not had a significant impact on the Trust’s financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions (“ASU 2022-03”) which clarifies fair value measurement guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, amends a related illustrative example in ASC Topic 820, Fair Value Measurement, and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASC Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023. Investment companies with an equity security subject to a contractual sale restriction executed before the date of adoption should continue to account for the equity security until the contractual restrictions expire or are modified using the accounting policy applied before adoption of the ASU 2022-03. The Funds have not yet elected to apply ASU 2022-03. At this time management is still evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023   83

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at October 1, 2022, the beginning of the period, and held through March 31, 2023. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1)(2) 10/1/22 to 3/31/23
PFM Multi-Manager Domestic Equity Fund
Institutional Class
Actual	$1,000.00	$1,143.20	0.38%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
PFM Multi-Manager International Equity Fund
Institutional Class
Actual	$1,000.00	$1,215.90	0.65%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
PFM Multi-Manager Fixed-Income Fund
Institutional Class
Actual	$1,000.00	$1,047.30	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid During the Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
84   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2023

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(a)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 7, 2023

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	June 7, 2023